Vanguard® Russell 3000 Index Fund
Schedule of Investments (unaudited)
As of November 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.8%)
Basic Materials (1.6%)
	Linde plc	38,475	17,737
	Air Products & Chemicals Inc.	17,810	5,954
	Freeport-McMoRan Inc.	114,785	5,073
	Ecolab Inc.	19,986	4,972
	Newmont Corp. (XNYS)	93,057	3,903
	Fastenal Co.	45,897	3,835
	Nucor Corp.	19,267	2,980
	International Flavors & Fragrances Inc.	20,474	1,870
	Steel Dynamics Inc.	11,843	1,720
	LyondellBasell Industries NV Class A	20,376	1,698
	International Paper Co.	27,992	1,647
	Reliance Inc.	4,564	1,466
	Avery Dennison Corp.	6,381	1,314
	CF Industries Holdings Inc.	14,489	1,299
	Albemarle Corp.	9,608	1,035
	Eastman Chemical Co.	9,353	979
	Alcoa Corp.	20,047	931
	Royal Gold Inc.	5,374	786
*	RBC Bearings Inc.	2,298	770
	Carpenter Technology Corp.	3,874	752
	United States Steel Corp.	18,164	741
	Southern Copper Corp.	7,240	727
	Mueller Industries Inc.	8,946	723
	Mosaic Co.	26,174	693
	UFP Industries Inc.	4,936	671
	Celanese Corp.	8,835	647
	FMC Corp.	10,141	599
	Commercial Metals Co.	9,299	574
	Element Solutions Inc.	18,513	531
	Cabot Corp.	4,367	479
*	Cleveland-Cliffs Inc.	37,782	470
	Balchem Corp.	2,552	461
*	Arcadium Lithium plc	86,685	455
	Hexcel Corp.	6,685	424
	Timken Co.	5,322	412
	Olin Corp.	9,565	407
	Avient Corp.	7,212	370
	Westlake Corp.	2,819	362
	Ashland Inc.	4,158	325
	Sensient Technologies Corp.	3,713	288
*	Uranium Energy Corp.	34,073	283
	NewMarket Corp.	528	282
	Huntsman Corp.	14,295	280
	Scotts Miracle-Gro Co.	3,634	280
	Hecla Mining Co.	49,853	275
	Chemours Co.	12,431	270
	Innospec Inc.	2,259	268
	Sylvamo Corp.	2,792	258
	Minerals Technologies Inc.	2,840	232
*	Coeur Mining Inc.	32,606	211
	Materion Corp.	1,825	211
	Quaker Chemical Corp.	1,244	196
*	MP Materials Corp.	9,298	196
	Hawkins Inc.	1,368	184
	Stepan Co.	2,062	159
*	Ingevity Corp.	2,663	129
*	Perimeter Solutions Inc.	9,413	120
*	Constellium SE	9,622	118
	Worthington Steel Inc.	2,365	106
	Tronox Holdings plc	8,318	101

Vanguard® Russell 3000 Index Fund
		Shares	Market Value ($000)
*,1	Energy Fuels Inc.	13,627	99
*	Century Aluminum Co.	3,994	91
	Kaiser Aluminum Corp.	1,126	91
*	SSR Mining Inc. (XTSE)	14,116	82
	Orion SA	3,960	73
*	Ecovyst Inc.	8,250	66
	AdvanSix Inc.	1,965	64
	Koppers Holdings Inc.	1,614	62
*	Novagold Resources Inc.	17,074	62
*	Ivanhoe Electric Inc.	5,910	56
*	Metallus Inc.	3,091	52
	Mativ Holdings Inc.	3,867	51
	Ryerson Holding Corp.	1,906	49
*	Encore Energy Corp.	13,001	49
*	Metals Acquisition Ltd. Class A	3,805	48
*	Northwest Pipe Co.	774	43
*	GrafTech International Ltd.	20,872	41
*	Rayonier Advanced Materials Inc.	4,611	41
	Compass Minerals International Inc.	2,568	40
*	Ur-Energy Inc.	27,843	36
	Radius Recycling Inc.	1,716	34
*	Clearwater Paper Corp.	1,208	33
*	LSB Industries Inc.	3,521	31
*	Universal Stainless & Alloy Products Inc.	608	27
	Olympic Steel Inc.	622	26
*	Intrepid Potash Inc.	869	24
*	Perpetua Resources Corp.	2,379	23
*	Lifezone Holdings Ltd.	2,597	18
*	ASP Isotopes Inc.	2,893	16
*	Tredegar Corp.	2,137	15
*	Piedmont Lithium Inc.	1,095	14
*	NN Inc.	3,340	13
*	i-80 Gold Corp.	21,143	13
	American Vanguard Corp.	1,972	12
	Caledonia Mining Corp. plc	1,021	11
	Omega Flex Inc.	208	10
*	LanzaTech Global Inc.	8,066	10
	FutureFuel Corp.	1,670	9
	Valhi Inc.	350	9
	Northern Technologies International Corp.	604	8
*	Contango ORE Inc.	589	8
*	Critical Metals Corp.	808	5
			76,804
Consumer Discretionary (14.8%)
*	Amazon.com Inc.	745,174	154,914
*	Tesla Inc.	222,975	76,962
	Costco Wholesale Corp.	35,543	34,544
	Home Depot Inc.	79,496	34,114
	Walmart Inc.	348,264	32,214
*	Netflix Inc.	34,320	30,435
	Walt Disney Co.	147,240	17,296
	McDonald's Corp.	57,807	17,111
	Booking Holdings Inc.	2,734	14,222
	Lowe's Cos. Inc.	45,852	12,491
*	Uber Technologies Inc.	161,169	11,598
	TJX Cos. Inc.	90,679	11,397
	Starbucks Corp.	90,881	9,312
	NIKE Inc. Class B	96,267	7,583
*	Chipotle Mexican Grill Inc.	109,687	6,748
*	O'Reilly Automotive Inc.	4,641	5,770
*	Spotify Technology SA	11,836	5,645
	Marriott International Inc. Class A	18,369	5,310
	Hilton Worldwide Holdings Inc.	19,649	4,980
	General Motors Co.	89,531	4,977
	Target Corp.	37,257	4,929
*	Airbnb Inc. Class A	35,166	4,786
	Royal Caribbean Cruises Ltd.	19,026	4,643
*	Trade Desk Inc. Class A	35,449	4,557
*	Copart Inc.	70,096	4,443

Vanguard® Russell 3000 Index Fund
		Shares	Market Value ($000)
*	AutoZone Inc.	1,370	4,342
	Ross Stores Inc.	26,393	4,087
	DR Horton Inc.	23,923	4,038
	Electronic Arts Inc.	21,389	3,501
	Ford Motor Co.	313,655	3,491
	Lennar Corp. Class A	19,319	3,369
	Delta Air Lines Inc.	51,690	3,299
	Yum! Brands Inc.	22,512	3,128
*	Lululemon Athletica Inc.	9,668	3,100
	Garmin Ltd.	12,401	2,636
*	Take-Two Interactive Software Inc.	13,838	2,607
	eBay Inc.	40,565	2,567
*	United Airlines Holdings Inc.	26,238	2,541
	Tractor Supply Co.	8,667	2,459
*	Deckers Outdoor Corp.	12,162	2,383
*	Coupang Inc.	93,083	2,361
*	Carvana Co.	8,684	2,261
	PulteGroup Inc.	16,551	2,239
*	Roblox Corp. Class A	40,963	2,053
*	Warner Bros Discovery Inc.	195,505	2,049
*	Carnival Corp.	79,810	2,030
*	NVR Inc.	213	1,967
*	Expedia Group Inc.	10,113	1,867
	Williams-Sonoma Inc.	10,178	1,751
*	Live Nation Entertainment Inc.	12,531	1,732
	Darden Restaurants Inc.	9,559	1,685
	Omnicom Group Inc.	15,482	1,623
*	DraftKings Inc. Class A	36,175	1,579
	Best Buy Co. Inc.	17,476	1,573
	Southwest Airlines Co.	47,805	1,547
	Las Vegas Sands Corp.	28,291	1,501
*	Ulta Beauty Inc.	3,838	1,484
	RB Global Inc. (XTSE)	14,635	1,431
*	Burlington Stores Inc.	5,054	1,425
*	Liberty Media Corp.-Liberty Formula One Class C	15,982	1,412
	Genuine Parts Co.	10,998	1,394
	Toll Brothers Inc.	8,242	1,361
	Dollar General Corp.	17,538	1,355
	Estee Lauder Cos. Inc. Class A	18,443	1,330
	Domino's Pizza Inc.	2,777	1,322
*	Aptiv plc	21,664	1,203
*	Dollar Tree Inc.	16,584	1,182
	Tapestry Inc.	18,496	1,152
	Rollins Inc.	22,568	1,136
	Pool Corp.	2,970	1,120
	Texas Roadhouse Inc.	5,291	1,086
*	CarMax Inc.	12,789	1,074
*	Duolingo Inc.	2,979	1,037
*	BJ's Wholesale Club Holdings Inc.	10,738	1,034
	Service Corp. International	11,467	1,016
	News Corp. Class A	33,269	976
	Fox Corp. Class A	20,530	967
*	Floor & Decor Holdings Inc. Class A	8,590	964
	Dick's Sporting Goods Inc.	4,428	918
	Interpublic Group of Cos. Inc.	29,755	917
*	Norwegian Cruise Line Holdings Ltd.	34,088	917
*	TKO Group Holdings Inc.	6,428	887
*	GameStop Corp. Class A	30,462	885
	Lithia Motors Inc.	2,241	867
*	Cava Group Inc.	6,129	864
	Aramark	20,590	838
	LKQ Corp.	21,204	833
*	Rivian Automotive Inc. Class A	67,815	829
	Murphy USA Inc.	1,486	814
	Churchill Downs Inc.	5,624	799
	Wynn Resorts Ltd.	8,268	780
	Wingstop Inc.	2,352	773
*	American Airlines Group Inc.	52,855	767
	Ralph Lauren Corp.	3,267	756
	Tempur Sealy International Inc.	13,512	756

Vanguard® Russell 3000 Index Fund
		Shares	Market Value ($000)
	Hasbro Inc.	11,330	738
*	MGM Resorts International	18,915	725
*	Light & Wonder Inc.	7,373	701
*	Planet Fitness Inc. Class A	6,898	687
	New York Times Co. Class A	12,591	683
*	Caesars Entertainment Inc.	17,658	680
	H&R Block Inc.	11,167	662
	Bath & Body Works Inc.	18,199	660
*	Skechers USA Inc. Class A	10,255	654
	Wyndham Hotels & Resorts Inc.	6,296	618
	BorgWarner Inc. (XNYS)	17,918	615
*	Abercrombie & Fitch Co. Class A	4,055	607
*	Taylor Morrison Home Corp.	8,219	607
	VF Corp.	28,847	584
*	e.l.f. Beauty Inc.	4,414	572
*	SiteOne Landscape Supply Inc.	3,719	570
	Gentex Corp.	18,589	568
	Meritage Homes Corp.	2,949	563
	Vail Resorts Inc.	3,097	555
	U-Haul Holding Co.	8,892	555
*	Bright Horizons Family Solutions Inc.	4,763	551
*	Alaska Air Group Inc.	10,380	546
	Hyatt Hotels Corp. Class A	3,444	544
*	SharkNinja Inc.	5,367	540
	Sirius XM Holdings Inc.	19,993	539
*	Mattel Inc.	27,644	526
*	Etsy Inc.	9,529	523
*	Crocs Inc.	4,820	509
*	Ollie's Bargain Outlet Holdings Inc.	5,051	500
	Paramount Global Class B	46,044	500
*	Lyft Inc. Class A	28,600	496
	PVH Corp.	4,496	487
*	Dutch Bros Inc. Class A	9,057	487
*	RH	1,232	474
	Whirlpool Corp.	4,246	473
	Group 1 Automotive Inc.	1,101	469
*	Brinker International Inc.	3,541	468
	Thor Industries Inc.	4,187	467
	KB Home	5,558	460
*	Champion Homes Inc.	4,428	459
	Lear Corp.	4,537	444
	Nexstar Media Group Inc.	2,565	438
*	Asbury Automotive Group Inc.	1,677	436
*	Shake Shack Inc. Class A	3,194	427
*	Valvoline Inc.	10,608	421
*	Five Below Inc.	4,526	420
	Kontoor Brands Inc.	4,548	417
	Boyd Gaming Corp.	5,564	411
	Gap Inc.	16,602	403
*	SkyWest Inc.	3,400	390
*	frontdoor Inc.	6,619	388
*	Grand Canyon Education Inc.	2,324	383
*	M/I Homes Inc.	2,303	380
	Macy's Inc.	22,963	373
*	AutoNation Inc.	2,053	367
*	Wayfair Inc. Class A	7,787	360
	Six Flags Entertainment Corp.	7,786	360
*	Stride Inc.	3,340	357
	Signet Jewelers Ltd.	3,552	356
*	Cavco Industries Inc.	690	355
	Choice Hotels International Inc.	2,294	347
	Fox Corp. Class B	7,732	346
*	Madison Square Garden Sports Corp.	1,498	344
	Harley-Davidson Inc.	10,122	340
*	Tri Pointe Homes Inc.	7,814	340
*	Boot Barn Holdings Inc.	2,424	332
	Newell Brands Inc.	34,312	329
*	Sweetgreen Inc. Class A	7,982	327
*	Cinemark Holdings Inc.	9,391	324
	Travel & Leisure Co.	5,666	317

Vanguard® Russell 3000 Index Fund
		Shares	Market Value ($000)
*	Dorman Products Inc.	2,222	311
	Polaris Inc.	4,371	302
*	YETI Holdings Inc.	7,303	295
	Academy Sports & Outdoors Inc.	5,991	295
	American Eagle Outfitters Inc.	15,177	292
	Steven Madden Ltd.	6,286	287
*	Peloton Interactive Inc. Class A	27,682	286
*	ACV Auctions Inc. Class A	12,529	283
*	Adtalem Global Education Inc.	3,081	282
*	Penn Entertainment Inc.	12,964	280
	Marriott Vacations Worldwide Corp.	2,796	277
*	Urban Outfitters Inc.	5,580	272
*	Hanesbrands Inc.	30,556	266
	Wendy's Co.	14,497	266
*	Hilton Grand Vacations Inc.	6,235	264
*	Goodyear Tire & Rubber Co.	24,053	258
	Penske Automotive Group Inc.	1,546	257
	Rush Enterprises Inc. Class A	4,130	256
	LCI Industries	2,110	255
	Graham Holdings Co. Class B	273	254
	TEGNA Inc.	13,388	251
*	Liberty Media Corp.-Liberty Live Class A	3,408	244
	Columbia Sportswear Co.	2,789	243
	HNI Corp.	4,280	242
*	Coty Inc. Class A	32,293	239
	Century Communities Inc.	2,550	230
*	Victoria's Secret & Co.	5,829	226
*	Capri Holdings Ltd.	9,619	225
	Inter Parfums Inc.	1,589	219
*	Laureate Education Inc.	11,470	218
*	Liberty Media Corp.-Liberty Formula One Class A	2,695	218
*	Visteon Corp.	2,313	216
	Cheesecake Factory Inc.	4,202	213
	Advance Auto Parts Inc.	5,083	210
	News Corp. Class B	6,498	209
*	OPENLANE Inc.	10,176	206
	Red Rock Resorts Inc. Class A	4,059	203
	Strategic Education Inc.	1,940	192
	Nordstrom Inc.	8,295	188
*	Foot Locker Inc.	7,260	183
*	Under Armour Inc. Class C	20,780	182
	International Game Technology plc	9,463	182
	Phinia Inc.	3,215	180
*	Lucid Group Inc.	79,966	174
	PriceSmart Inc.	1,852	166
*	LGI Homes Inc.	1,505	165
*	Liberty Media Corp.-Liberty Live Class C	2,265	165
	MillerKnoll Inc.	6,309	159
*	Green Brick Partners Inc.	2,213	158
*	Central Garden & Pet Co.	3,895	155
*	United Parks & Resorts Inc.	2,635	155
	Acushnet Holdings Corp.	2,093	153
*	Adient plc	7,959	153
	PROG Holdings Inc.	2,939	143
*	Birkenstock Holding plc	2,775	143
[1]	Kohl's Corp.	9,500	142
	Carter's Inc.	2,543	139
*	JetBlue Airways Corp.	23,315	139
	La-Z-Boy Inc.	3,062	139
	Upbound Group Inc.	4,015	138
	John Wiley & Sons Inc. Class A	2,642	138
	Perdoceo Education Corp.	4,889	134
	OneSpaWorld Holdings Ltd.	7,078	134
*	QuantumScape Corp.	25,682	134
	Avis Budget Group Inc.	1,209	132
	Wolverine World Wide Inc.	5,692	132
*	Knowles Corp.	6,392	124
	Papa John's International Inc.	2,496	124
*	Helen of Troy Ltd.	1,687	124
*	Atlanta Braves Holdings Inc. Class A	2,901	122

Vanguard® Russell 3000 Index Fund
		Shares	Market Value ($000)
*	AMC Entertainment Holdings Inc. Class A	24,526	121
	Buckle Inc.	2,303	120
	Leggett & Platt Inc.	9,553	120
*	Sonos Inc.	8,777	119
	Rush Enterprises Inc. Class B	2,057	117
	Winnebago Industries Inc.	1,983	116
*	Lions Gate Entertainment Corp. Class B	15,591	115
	Interface Inc.	4,266	113
*	Atlanta Braves Holdings Inc. Class C	2,778	112
*	Amer Sports Inc.	4,253	112
*	TripAdvisor Inc.	7,669	110
*	Under Armour Inc. Class A	11,029	107
	Dillard's Inc. Class A	237	105
*	Revolve Group Inc.	2,894	104
*	Sabre Corp.	26,491	104
*	Fox Factory Holding Corp.	3,148	102
	Lennar Corp. Class B	621	102
*	Sally Beauty Holdings Inc.	7,225	101
*	Life Time Group Holdings Inc.	4,168	101
*	Madison Square Garden Entertainment Corp.	2,710	100
*	Gentherm Inc.	2,294	97
*	Dave & Buster's Entertainment Inc.	2,383	94
*	Cars.com Inc.	4,677	93
	Worthington Enterprises Inc.	2,244	92
	Dana Inc.	9,098	91
*	Topgolf Callaway Brands Corp.	10,673	90
	Oxford Industries Inc.	1,072	89
	Allegiant Travel Co.	1,072	88
	Winmark Corp.	214	88
	Cracker Barrel Old Country Store Inc.	1,558	87
*	G-III Apparel Group Ltd.	2,930	87
	Steelcase Inc. Class A	6,429	87
*	QuinStreet Inc.	3,737	85
*	Global Business Travel Group I	8,970	84
*,2	XPEL Inc.	1,878	82
*	Sphere Entertainment Co.	1,999	82
*	IMAX Corp.	3,088	81
	Monarch Casino & Resort Inc.	948	80
*	Driven Brands Holdings Inc.	4,663	79
*	Arlo Technologies Inc.	6,983	78
	Bloomin' Brands Inc.	5,584	78
*	Revelyst Inc.	4,101	78
*	Despegar.com Corp.	4,302	77
	Super Group SGHC Ltd.	11,582	77
*	Beazer Homes USA Inc.	2,142	75
	Jack in the Box Inc.	1,537	75
*	Coursera Inc.	9,422	75
*	Rush Street Interactive Inc.	5,132	74
	Caleres Inc.	2,348	73
	Camping World Holdings Inc. Class A	2,992	73
*	Everi Holdings Inc.	5,418	73
	Sonic Automotive Inc. Class A	1,051	73
*	Universal Technical Institute Inc.	2,805	73
*	Vizio Holding Corp. Class A	6,344	72
*	Hovnanian Enterprises Inc. Class A	362	71
*	Dream Finders Homes Inc. Class A	2,095	70
	Krispy Kreme Inc.	5,999	66
	Matthews International Corp. Class A	2,169	65
*	Viad Corp.	1,450	65
*	ODP Corp.	2,525	65
*	Malibu Boats Inc. Class A	1,483	64
*	National Vision Holdings Inc.	5,197	63
*	Integral Ad Science Holding Corp.	5,635	63
	Monro Inc.	2,043	57
*	Udemy Inc.	7,127	57
*	Daily Journal Corp.	99	56
*	Gannett Co. Inc.	10,453	54
*	Mister Car Wash Inc.	6,771	54
*	American Axle & Manufacturing Holdings Inc.	8,047	53
*	Figs Inc. Class A	9,973	52

Vanguard® Russell 3000 Index Fund
		Shares	Market Value ($000)
*	Stagwell Inc.	6,626	52
*	BJ's Restaurants Inc.	1,316	51
	Paramount Global Class A	2,262	51
*	MarineMax Inc.	1,432	49
*	Central Garden & Pet Co. Class A	1,423	48
	Standard Motor Products Inc.	1,431	47
	Arko Corp.	6,589	47
	Ethan Allen Interiors Inc.	1,506	46
*	Portillo's Inc. Class A	3,985	46
	Golden Entertainment Inc.	1,325	45
	Sturm Ruger & Co. Inc.	1,188	45
*	Accel Entertainment Inc.	3,852	45
	Shoe Carnival Inc.	1,293	44
*	Sun Country Airlines Holdings Inc.	3,091	44
*	Clean Energy Fuels Corp.	13,878	43
	Smith & Wesson Brands Inc.	3,140	43
	Playtika Holding Corp.	5,103	43
	Dine Brands Global Inc.	1,160	42
	Marcus Corp.	1,834	42
	Scholastic Corp.	1,580	42
*,1	Kura Sushi USA Inc. Class A	395	42
*	Hertz Global Holdings Inc.	8,596	42
	Carriage Services Inc.	1,006	41
*	RealReal Inc.	6,910	41
	A-Mark Precious Metals Inc.	1,364	41
	Build-A-Bear Workshop Inc.	1,083	41
*	First Watch Restaurant Group Inc.	2,157	41
	Sinclair Inc.	2,213	41
*,1	GigaCloud Technology Inc. Class A	1,646	41
*	Clear Channel Outdoor Holdings Inc.	26,649	40
*	Lindblad Expeditions Holdings Inc.	3,034	40
*	Liquidity Services Inc.	1,393	36
*	PlayAGS Inc.	3,084	36
	Arhaus Inc.	3,606	36
*	National CineMedia Inc.	5,010	35
*	Lovesac Co.	911	34
*	Thryv Holdings Inc.	2,146	34
*	Eastman Kodak Co.	4,548	33
*	Lincoln Educational Services Corp.	1,959	32
*	Petco Health & Wellness Co. Inc.	7,028	30
	RCI Hospitality Holdings Inc.	554	29
*	Stitch Fix Inc. Class A	6,173	29
*	Leslie's Inc.	12,617	29
	Global Industrial Co.	1,024	29
*	Zumiez Inc.	1,223	27
*	Bally's Corp.	1,516	27
	Gray Television Inc.	5,995	26
*	Genesco Inc.	731	25
*	Corsair Gaming Inc.	3,377	25
*	Boston Omaha Corp. Class A	1,587	24
*	Funko Inc. Class A	2,050	24
*	MasterCraft Boat Holdings Inc.	1,121	24
*	American Public Education Inc.	1,092	23
*	Denny's Corp.	3,480	23
*	Turtle Beach Corp.	1,352	23
*	BARK Inc.	10,652	23
*	Xponential Fitness Inc. Class A	1,539	23
*	El Pollo Loco Holdings Inc.	1,665	21
	Haverty Furniture Cos. Inc.	893	21
*	Sleep Number Corp.	1,417	21
	Weyco Group Inc.	601	21
*	AMC Networks Inc. Class A	2,202	21
*	Legacy Housing Corp.	798	21
*	America's Car-Mart Inc.	427	20
*	Beyond Inc.	3,146	20
	Flexsteel Industries Inc.	329	19
*	Lands' End Inc.	1,202	19
	Movado Group Inc.	932	19
*	OneWater Marine Inc. Class A	854	19
*	Gambling.com Group Ltd.	1,396	19

Vanguard® Russell 3000 Index Fund
		Shares	Market Value ($000)
*	Chegg Inc.	7,864	17
*	Potbelly Corp.	1,596	17
*	Latham Group Inc.	2,536	17
*	Landsea Homes Corp.	1,466	17
*	Outbrain Inc.	3,144	17
*	Cooper-Standard Holdings Inc.	1,054	16
*	Inspired Entertainment Inc.	1,641	16
	Cricut Inc. Class A	2,993	16
*	Savers Value Village Inc.	1,713	16
*	Wheels Up Experience Inc.	6,346	16
	Superior Group of Cos. Inc.	911	15
*	iHeartMedia Inc. Class A	6,426	15
*	Cardlytics Inc.	3,371	14
*	iRobot Corp.	1,869	14
	Johnson Outdoors Inc. Class A	413	14
	Nathan's Famous Inc.	158	14
*	Webtoon Entertainment Inc.	1,123	14
*	U-Haul Holding Co. (XNYS)	179	13
	Designer Brands Inc. Class A	2,614	13
*	1-800-Flowers.com Inc. Class A	1,608	13
	Rocky Brands Inc.	616	13
*	Stoneridge Inc.	1,831	13
*	Tile Shop Holdings Inc.	1,892	13
*	Frontier Group Holdings Inc.	2,210	13
*	JAKKS Pacific Inc.	432	13
*	European Wax Center Inc. Class A	2,107	13
*,1	Luminar Technologies Inc.	1,429	13
*	Citi Trends Inc.	587	12
	Entravision Communications Corp. Class A	4,758	12
	Hamilton Beach Brands Holding Co. Class A	607	12
	Virco Mfg. Corp.	725	12
*	Blink Charging Co.	6,820	11
	Clarus Corp.	2,124	10
*	GoPro Inc. Class A	8,192	10
*	ThredUP Inc. Class A	5,564	10
*	Traeger Inc.	3,150	10
*	Holley Inc.	3,560	10
*	Playstudios Inc.	5,032	10
	Escalade Inc.	574	9
*	EW Scripps Co. Class A	4,477	9
*	Vera Bradley Inc.	1,521	9
	J Jill Inc.	326	9
	Marine Products Corp.	786	8
	Emerald Holding Inc.	1,517	8
*	Destination XL Group Inc.	3,357	8
*	Full House Resorts Inc.	1,743	8
*	AMMO Inc.	6,813	8
*	Livewire Group Inc.	1,406	8
	Lifetime Brands Inc.	1,141	7
	Townsquare Media Inc. Class A	703	7
*	ONE Group Hospitality Inc.	1,914	7
*	Tilly's Inc. Class A	1,453	6
*	LiveOne Inc.	6,192	6
*	Purple Innovation Inc.	5,388	5
*	Nerdy Inc.	3,366	5
*	KinderCare Learning Cos. Inc.	203	5
*	Torrid Holdings Inc.	617	3
*	SES AI Corp.	7,730	3
*	Lions Gate Entertainment Corp. Class A	283	2
*	Mondee Holdings Inc.	2,844	2
*,1	Canoo Inc.	4,739	2
			696,183
Consumer Staples (4.1%)
	Procter & Gamble Co.	189,182	33,913
	Coca-Cola Co.	310,904	19,923
	PepsiCo Inc.	110,106	17,997
	Philip Morris International Inc.	124,855	16,613
	Altria Group Inc.	137,299	7,928
	Mondelez International Inc. Class A	107,360	6,973

Vanguard® Russell 3000 Index Fund
		Shares	Market Value ($000)
	McKesson Corp.	10,402	6,538
	Colgate-Palmolive Co.	64,755	6,257
	CVS Health Corp.	101,109	6,051
	Kimberly-Clark Corp.	26,861	3,743
	Kenvue Inc.	153,835	3,704
	Corteva Inc.	56,241	3,500
	Cencora Inc.	13,332	3,354
	Kroger Co.	53,380	3,260
*	Monster Beverage Corp.	57,492	3,170
	Sysco Corp.	39,954	3,081
	Constellation Brands Inc. Class A	12,778	3,079
	General Mills Inc.	44,800	2,968
	Keurig Dr Pepper Inc.	89,844	2,933
	Kraft Heinz Co.	71,375	2,282
	Church & Dwight Co. Inc.	19,588	2,157
	Archer-Daniels-Midland Co.	38,251	2,088
	Hershey Co.	11,634	2,049
	Kellanova	20,956	1,703
	Clorox Co.	9,888	1,653
	McCormick & Co. Inc.	20,249	1,588
	Tyson Foods Inc. Class A	22,990	1,483
*	US Foods Holding Corp.	18,505	1,291
*	Sprouts Farmers Market Inc.	8,130	1,256
	Casey's General Stores Inc.	2,969	1,250
*	Performance Food Group Co.	12,075	1,065
	Conagra Brands Inc.	37,492	1,033
	Bunge Global SA	11,174	1,003
	J M Smucker Co.	8,153	960
	Lamb Weston Holdings Inc.	11,673	902
	Molson Coors Beverage Co. Class B	14,118	876
*	BellRing Brands Inc.	10,461	821
	Hormel Foods Corp.	23,629	766
	Ingredion Inc.	5,186	764
	Campbell Soup Co.	15,691	725
	Albertsons Cos. Inc. Class A	32,376	643
	Coca-Cola Consolidated Inc.	490	639
*	Freshpet Inc.	3,814	584
	Walgreens Boots Alliance Inc.	60,266	544
*	Darling Ingredients Inc.	12,959	525
	Brown-Forman Corp. Class B	12,218	514
*	Post Holdings Inc.	3,855	464
*	Celsius Holdings Inc.	14,493	412
	Primo Brands Corp. Class A	13,267	378
	Flowers Foods Inc.	15,858	359
	Cal-Maine Foods Inc.	3,329	325
*	Simply Good Foods Co.	7,747	308
	WD-40 Co.	1,104	306
	Lancaster Colony Corp.	1,607	299
	Brown-Forman Corp. Class A	6,254	259
*	Boston Beer Co. Inc. Class A	787	249
	Energizer Holdings Inc.	6,267	239
	J & J Snack Foods Corp.	1,322	230
	Spectrum Brands Holdings Inc.	2,345	216
*	Grocery Outlet Holding Corp.	8,502	179
*	TreeHouse Foods Inc.	4,592	158
*	Pilgrim's Pride Corp.	2,893	149
	Edgewell Personal Care Co.	3,679	135
	Reynolds Consumer Products Inc.	4,762	132
*	Chefs' Warehouse Inc.	2,636	118
	Andersons Inc.	2,459	117
*	United Natural Foods Inc.	4,462	111
*	Vita Coco Co. Inc.	3,014	107
	Universal Corp.	1,783	102
	WK Kellogg Co.	4,810	100
	Weis Markets Inc.	1,189	87
	Turning Point Brands Inc.	1,348	83
	Fresh Del Monte Produce Inc.	2,472	83
	National Beverage Corp.	1,635	81
	Utz Brands Inc.	4,568	80
	Dole plc	5,224	79

Vanguard® Russell 3000 Index Fund
		Shares	Market Value ($000)
	Ingles Markets Inc. Class A	1,022	76
*	Vital Farms Inc.	2,295	76
	John B Sanfilippo & Son Inc.	612	53
*	Herbalife Ltd.	6,785	53
*	SunOpta Inc.	6,889	53
*	Hain Celestial Group Inc.	6,327	52
	Seaboard Corp.	18	47
*	Mission Produce Inc.	3,502	47
*	Honest Co. Inc.	5,681	47
	MGP Ingredients Inc.	999	46
	ACCO Brands Corp.	7,702	45
*	Duckhorn Portfolio Inc.	4,125	45
	SpartanNash Co.	2,338	44
	B&G Foods Inc.	6,200	41
	Calavo Growers Inc.	1,120	31
	Limoneira Co.	1,084	30
*	USANA Health Sciences Inc.	790	30
	Natural Grocers by Vitamin Cottage Inc.	575	27
	Village Super Market Inc. Class A	770	25
	Nu Skin Enterprises Inc. Class A	3,132	23
*	Seneca Foods Corp. Class A	320	23
*,1	Westrock Coffee Co.	2,680	22
*	Mama's Creations Inc.	2,288	22
	Oil-Dri Corp. of America	301	21
*,1	Beyond Meat Inc.	3,829	19
*	Olaplex Holdings Inc.	8,126	16
*	Medifast Inc.	693	14
*	Brookfield Realty Capital Corp. Class A	4,004	13
*	HF Foods Group Inc.	2,849	11
*	Nature's Sunshine Products Inc.	687	11
*	Lifeway Foods Inc.	451	11
	Alico Inc.	381	10
*	Veru Inc.	12,626	9
*	GrowGeneration Corp.	4,609	9
*	Beauty Health Co.	5,520	8
*	Waldencast plc Class A	2,485	8
*	Forafric Global plc	599	6
*	Cibus Inc.	1,066	5
			193,223
Energy (3.7%)
	Exxon Mobil Corp.	360,153	42,484
	Chevron Corp.	138,103	22,363
	ConocoPhillips	105,411	11,420
	EOG Resources Inc.	46,027	6,134
	Williams Cos. Inc.	97,806	5,724
	ONEOK Inc.	46,821	5,319
	Schlumberger NV	114,552	5,033
	Phillips 66	33,473	4,485
	Marathon Petroleum Corp.	28,227	4,408
	Kinder Morgan Inc.	155,037	4,383
	Cheniere Energy Inc.	18,364	4,114
	Targa Resources Corp.	17,706	3,617
	Valero Energy Corp.	25,648	3,567
	Baker Hughes Co.	80,033	3,517
	Hess Corp.	22,408	3,298
	Diamondback Energy Inc.	15,163	2,693
	Occidental Petroleum Corp.	52,626	2,662
	Texas Pacific Land Corp.	1,510	2,416
	Halliburton Co.	70,353	2,241
	EQT Corp.	47,600	2,163
	Devon Energy Corp.	49,840	1,891
	Expand Energy Corp.	18,162	1,797
*	First Solar Inc.	8,543	1,702
	Coterra Energy Inc.	57,788	1,544
	TechnipFMC plc	33,588	1,054
	Ovintiv Inc. (XNYS)	20,697	940
	DTE Midstream LLC	7,812	829
	Permian resources Corp.	50,573	792
*	Antero Resources Corp.	23,784	777

Vanguard® Russell 3000 Index Fund
		Shares	Market Value ($000)
*	Enphase Energy Inc.	10,726	765
	Range Resources Corp.	19,425	694
	APA Corp.	29,055	658
	Chord Energy Corp.	4,946	631
	Matador Resources Co.	9,610	577
	HF Sinclair Corp.	12,711	520
	NOV Inc.	31,140	499
*	CNX Resources Corp.	12,099	490
	Weatherford International plc	5,912	487
	ChampionX Corp.	15,395	476
	Viper Energy Inc.	8,551	463
*	NEXTracker Inc. Class A	11,730	448
	Antero Midstream Corp.	27,147	434
	SM Energy Co.	9,453	427
	Magnolia Oil & Gas Corp. Class A	15,023	417
	Civitas Resources Inc.	7,955	413
	Cactus Inc. Class A	5,620	386
	Murphy Oil Corp.	11,576	376
	Noble Corp. plc	11,128	372
	Archrock Inc.	14,281	366
	Northern Oil & Gas Inc.	8,079	351
	California Resources Corp.	5,829	345
	Golar LNG Ltd.	8,500	335
	CONSOL Energy Inc.	2,468	323
	Warrior Met Coal Inc.	4,357	306
	Patterson-UTI Energy Inc.	35,007	294
	Helmerich & Payne Inc.	8,360	289
	PBF Energy Inc. Class A	8,851	279
*	Transocean Ltd. (XNYS)	61,508	271
*	Oceaneering International Inc.	8,929	268
	Arch Resources Inc.	1,522	262
	Liberty Energy Inc.	13,802	254
	Peabody Energy Corp.	10,430	249
*	Seadrill Ltd.	5,748	234
*	Valaris Ltd.	4,925	227
*	Tidewater Inc.	4,128	213
	Alpha Metallurgical Resources Inc.	776	191
	Kinetik Holdings Inc.	2,837	167
	Sitio Royalties Corp. Class A	6,824	162
*	Kosmos Energy Ltd.	40,354	159
*	Gulfport Energy Corp.	906	159
	Crescent Energy Co. Class A	10,372	154
*	Talos Energy Inc.	13,369	150
*,1	Plug Power Inc.	54,459	122
	World Kinect Corp.	4,203	122
*	Expro Group Holdings NV	8,677	121
*	DNOW Inc.	7,554	114
	Atlas Energy Solutions Inc.	4,773	112
	Comstock Resources Inc.	7,137	111
*	Helix Energy Solutions Group Inc.	10,409	111
	Select Water Solutions Inc.	6,394	94
*	Centrus Energy Corp. Class A	993	90
	Delek US Holdings Inc.	4,399	84
	SunCoke Energy Inc.	6,780	84
*	Sable Offshore Corp.	3,561	84
*	MRC Global Inc.	5,965	83
*	Fluence Energy Inc.	4,435	83
*	American Superconductor Corp.	2,385	81
*	Array Technologies Inc.	11,029	74
	Core Laboratories Inc.	3,465	71
*	Ameresco Inc. Class A	2,460	69
*	Bristow Group Inc.	1,815	69
*	Par Pacific Holdings Inc.	3,857	67
*	Vital Energy Inc.	2,015	66
	Borr Drilling Ltd.	17,277	64
*	Shoals Technologies Group Inc. Class A	11,840	62
*	NextDecade Corp.	8,154	59
*	ProPetro Holding Corp.	6,740	57
	Vitesse Energy Inc.	2,018	57
	Kodiak Gas Services Inc.	1,394	56

Vanguard® Russell 3000 Index Fund
		Shares	Market Value ($000)
	Diversified Energy Co. plc	3,357	55
*	Newpark Resources Inc.	6,159	51
*	Green Plains Inc.	4,516	49
	New Fortress Energy Inc.	4,604	49
	Solaris Energy Infrastructure Inc.	1,951	48
	CVR Energy Inc.	2,427	47
*	Nabors Industries Ltd. (XNYS)	622	46
*	EVgo Inc.	6,999	46
*	REX American Resources Corp.	1,037	45
	RPC Inc.	6,050	39
*	Innovex International Inc.	2,296	37
	VAALCO Energy Inc.	7,002	36
*	ChargePoint Holdings Inc.	25,967	32
*	TETRA Technologies Inc.	7,987	31
	Riley Exploration Permian Inc.	891	31
	SandRidge Energy Inc.	2,266	27
	Granite Ridge Resources Inc.	3,992	26
	Berry Corp.	6,164	25
*	Matrix Service Co.	1,843	24
*	Oil States International Inc.	4,101	23
*	Natural Gas Services Group Inc.	739	21
[1]	HighPeak Energy Inc.	1,303	20
*	Montauk Renewables Inc.	4,337	19
	Ramaco Resources Inc. Class A	1,418	18
*	Hallador Energy Co.	1,420	17
*	Freyr Battery Inc.	8,038	17
	Ramaco Resources Inc. Class B	1,546	16
*	Amplify Energy Corp.	2,289	15
	Ranger Energy Services Inc.	935	15
*	ProFrac Holding Corp. Class A	1,689	15
*	Ring Energy Inc.	8,850	14
*	PrimeEnergy Resources Corp.	70	14
*,1	Energy Vault Holdings Inc.	6,885	14
*	Aemetis Inc.	3,216	13
*,1	FuelCell Energy Inc.	1,065	13
	NACCO Industries Inc. Class A	372	12
	Evolution Petroleum Corp.	1,919	11
*	Geospace Technologies Corp.	1,026	11
	W&T Offshore Inc.	5,569	11
*	Solid Power Inc.	9,314	11
*	DMC Global Inc.	1,215	10
*	SEACOR Marine Holdings Inc.	1,488	10
*	Forum Energy Technologies Inc.	602	9
*	Empire Petroleum Corp.	1,114	7
*	Mammoth Energy Services Inc.	1,431	5
*	TPI Composites Inc.	2,617	5
*	Stem Inc.	9,025	4
*	BKV Corp.	69	2
			172,291
Financials (11.9%)
*	Berkshire Hathaway Inc. Class B	146,742	70,879
	JPMorgan Chase & Co.	229,783	57,381
	Bank of America Corp.	542,917	25,794
	Wells Fargo & Co.	280,793	21,388
	Goldman Sachs Group Inc.	25,258	15,371
	S&P Global Inc.	25,073	13,101
	Progressive Corp.	46,965	12,628
	Morgan Stanley	93,007	12,241
	Blackrock Inc.	11,829	12,099
	Citigroup Inc.	153,335	10,867
	Blackstone Inc.	56,606	10,817
	Charles Schwab Corp.	119,528	9,892
	Chubb Ltd.	32,463	9,373
	Marsh & McLennan Cos. Inc.	39,481	9,208
	KKR & Co. Inc.	54,022	8,799
	Apollo Global Management Inc.	41,805	7,317
	Intercontinental Exchange Inc.	45,410	7,309
	CME Group Inc.	28,812	6,857
	PNC Financial Services Group Inc.	31,571	6,779

Vanguard® Russell 3000 Index Fund
		Shares	Market Value ($000)
	US Bancorp	124,376	6,628
	Moody's Corp.	12,642	6,321
	Aon plc Class A (XNYS)	15,729	6,159
	Arthur J Gallagher & Co.	17,407	5,435
	Truist Financial Corp.	107,045	5,104
	Aflac Inc.	44,743	5,101
	Travelers Cos. Inc.	18,341	4,879
	Bank of New York Mellon Corp.	58,912	4,823
*	Coinbase Global Inc. Class A	15,834	4,690
	Ameriprise Financial Inc.	8,024	4,606
	Allstate Corp.	21,125	4,381
	MetLife Inc.	46,900	4,138
	American International Group Inc.	52,044	4,001
	MSCI Inc.	6,156	3,753
	Prudential Financial Inc.	28,689	3,713
	Discover Financial Services	20,170	3,680
*	NU Holdings Ltd. Class A	255,154	3,197
	Arch Capital Group Ltd.	29,039	2,925
	M&T Bank Corp.	13,250	2,915
	Hartford Financial Services Group Inc.	23,330	2,877
	Nasdaq Inc.	32,989	2,738
	Willis Towers Watson plc	8,206	2,642
	Ares Management Corp. Class A	14,636	2,587
	Raymond James Financial Inc.	15,252	2,582
	Fifth Third Bancorp	53,411	2,567
	State Street Corp.	23,938	2,358
	Broadridge Financial Solutions Inc.	9,376	2,213
	Brown & Brown Inc.	19,192	2,171
	First Citizens BancShares Inc. Class A	942	2,162
	T Rowe Price Group Inc.	17,345	2,148
	Huntington Bancshares Inc.	115,111	2,073
*	Robinhood Markets Inc. Class A	53,237	1,998
	Cincinnati Financial Corp.	12,388	1,980
	Regions Financial Corp.	72,306	1,971
	LPL Financial Holdings Inc.	5,978	1,944
	Cboe Global Markets Inc.	8,505	1,836
*	Markel Group Inc.	1,002	1,786
	Northern Trust Corp.	15,947	1,773
	Citizens Financial Group Inc.	34,533	1,662
	Interactive Brokers Group Inc. Class A	8,493	1,623
	Principal Financial Group Inc.	18,142	1,580
	W R Berkley Corp.	24,164	1,560
	FactSet Research Systems Inc.	3,050	1,497
	KeyCorp	73,542	1,433
*	SoFi Technologies Inc.	82,070	1,347
	Everest Group Ltd.	3,367	1,305
	Fidelity National Financial Inc.	20,456	1,297
	Equitable Holdings Inc.	26,400	1,273
	Tradeweb Markets Inc. Class A	9,292	1,259
	Reinsurance Group of America Inc.	5,268	1,203
	Loews Corp.	13,802	1,197
	East West Bancorp Inc.	10,820	1,187
	RenaissanceRe Holdings Ltd.	4,072	1,165
	Unum Group	14,692	1,130
	Jefferies Financial Group Inc.	14,191	1,123
	Blue Owl Capital Inc.	40,707	966
	Carlyle Group Inc.	17,865	951
	Assurant Inc.	4,170	947
	Stifel Financial Corp.	8,041	931
	First Horizon Corp.	43,394	917
	Kinsale Capital Group Inc.	1,769	899
	Evercore Inc. Class A	2,867	883
	Ally Financial Inc.	21,996	879
	American Financial Group Inc.	5,803	852
	Webster Financial Corp.	13,708	847
	Primerica Inc.	2,796	846
	Houlihan Lokey Inc.	4,303	814
	Western Alliance Bancorp	8,631	808
	Globe Life Inc.	7,029	782
	Pinnacle Financial Partners Inc.	6,132	779

Vanguard® Russell 3000 Index Fund
		Shares	Market Value ($000)
	Old Republic International Corp.	19,727	769
	Annaly Capital Management Inc.	38,466	767
	MarketAxess Holdings Inc.	2,963	766
	Morningstar Inc.	2,151	762
	Comerica Inc.	10,407	752
	Corebridge Financial Inc.	22,624	732
	Zions Bancorp NA	11,481	695
	Voya Financial Inc.	8,197	680
	Wintrust Financial Corp.	4,887	674
	SouthState Corp.	6,042	669
	Cullen/Frost Bankers Inc.	4,716	663
	Synovus Financial Corp.	11,403	651
	Ryan Specialty Holdings Inc.	8,522	643
	Commerce Bancshares Inc.	8,662	639
	Jackson Financial Inc. Class A	6,191	620
	SEI Investments Co.	7,484	618
*	MARA Holdings Inc.	22,262	610
	RLI Corp.	3,452	607
	Hamilton Lane Inc. Class A	3,134	603
	Prosperity Bancshares Inc.	7,022	588
	Axis Capital Holdings Ltd.	6,255	582
	First American Financial Corp.	8,124	570
	MGIC Investment Corp.	21,029	552
	Popular Inc.	5,538	550
	Invesco Ltd.	30,409	550
	Cadence Bank	14,366	549
	Glacier Bancorp Inc.	9,305	539
	Starwood Property Trust Inc.	26,204	534
	Lazard Inc.	9,119	530
	Franklin Resources Inc.	23,194	528
	OneMain Holdings Inc.	9,178	526
	Columbia Banking System Inc.	16,944	525
	AGNC Investment Corp.	53,729	519
	Selective Insurance Group Inc.	5,057	516
*	Mr. Cooper Group Inc.	5,166	510
*	Upstart Holdings Inc.	6,354	501
	Essent Group Ltd.	8,529	493
	SLM Corp.	17,984	492
	Hanover Insurance Group Inc.	2,978	491
	TPG Inc.	6,963	487
	Lincoln National Corp.	13,617	484
	Affiliated Managers Group Inc.	2,549	478
	Piper Sandler Cos.	1,383	474
	Janus Henderson Group plc	10,428	472
	Old National Bancorp	19,877	460
	United Bankshares Inc.	10,795	456
	Moelis & Co. Class A	5,892	454
	UMB Financial Corp.	3,619	454
	First Financial Bankshares Inc.	10,835	452
	Rithm Capital Corp.	40,108	451
	XP Inc. Class A	33,120	448
	Radian Group Inc.	12,378	443
	FNB Corp.	25,767	442
	Hancock Whitney Corp.	7,261	431
	Home BancShares Inc.	13,478	428
*	Clearwater Analytics Holdings Inc. Class A	13,780	428
	Bank OZK	8,456	423
	ServisFirst Bancshares Inc.	4,331	415
	Assured Guaranty Ltd.	4,339	405
	Ameris Bancorp	5,689	400
	Valley National Bancorp	35,695	380
	Kemper Corp.	5,155	369
	White Mountains Insurance Group Ltd.	182	366
	CNO Financial Group Inc.	9,119	364
	United Community Banks Inc.	10,607	359
*	Texas Capital Bancshares Inc.	4,031	357
*	Axos Financial Inc.	4,287	355
	StepStone Group Inc. Class A	5,252	346
	FirstCash Holdings Inc.	3,156	344
	Associated Banc-Corp.	12,734	340

Vanguard® Russell 3000 Index Fund
		Shares	Market Value ($000)
	PJT Partners Inc. Class A	2,015	337
	International Bancshares Corp.	4,551	333
	Atlantic Union Bankshares Corp.	7,788	330
	Fulton Financial Corp.	15,216	328
	Community Financial System Inc.	4,665	323
	WSFS Financial Corp.	5,267	316
	Eastern Bankshares Inc.	16,966	316
	Cathay General Bancorp	6,026	313
	Blackstone Mortgage Trust Inc. Class A	15,950	307
	Walker & Dunlop Inc.	2,767	305
	First Hawaiian Inc.	11,000	304
*	Enstar Group Ltd.	932	303
	BGC Group Inc. Class A	30,815	300
*	Riot Platforms Inc.	23,236	294
*	Genworth Financial Inc.	36,452	284
*	Oscar Health Inc. Class A	16,131	280
	First BanCorp (XNYS)	13,479	279
	Simmons First National Corp. Class A	11,187	274
	BankUnited Inc.	6,417	270
*	Baldwin Insurance Group Inc.	5,520	270
*	Brighthouse Financial Inc.	5,140	269
	Artisan Partners Asset Management Inc. Class A	5,459	266
	CVB Financial Corp.	11,335	265
	Virtu Financial Inc. Class A	7,034	262
*	Credit Acceptance Corp.	521	259
	Bank of Hawaii Corp.	3,271	258
	Cohen & Steers Inc.	2,451	256
	Victory Capital Holdings Inc. Class A	3,607	251
	First Financial Bancorp	8,464	250
	Park National Corp.	1,314	250
	Flagstar Financial Inc.	20,850	250
	Pacific Premier Bancorp Inc.	8,755	249
	Bread Financial Holdings Inc.	4,178	246
	First Interstate BancSystem Inc. Class A	7,021	246
*	NMI Holdings Inc.	6,150	246
*	StoneX Group Inc.	2,372	246
	Towne Bank	6,625	243
	Independent Bank Group Inc.	3,594	240
*	Palomar Holdings Inc.	2,216	240
	Independent Bank Corp. (XNGS)	3,295	239
	Seacoast Banking Corp. of Florida	7,985	239
	PennyMac Financial Services Inc.	2,225	238
	Burford Capital Ltd.	17,452	238
	Provident Financial Services Inc.	11,175	236
	First Merchants Corp.	5,347	234
	Arbor Realty Trust Inc.	15,748	231
	Heartland Financial USA Inc.	3,388	229
	BancFirst Corp.	1,794	227
	WaFd Inc.	6,069	222
	NBT Bancorp Inc.	4,310	216
*	Goosehead Insurance Inc. Class A	1,655	209
*	Bancorp Inc.	3,560	208
	Renasant Corp.	5,406	203
*	Lemonade Inc.	3,922	203
	Stewart Information Services Corp.	2,594	195
*	Enova International Inc.	1,819	192
	BOK Financial Corp.	1,608	191
	Stock Yards Bancorp Inc.	2,510	191
	City Holding Co.	1,413	186
	WesBanco Inc.	5,268	186
	Banner Corp.	2,452	183
	First Commonwealth Financial Corp.	9,724	183
	Lakeland Financial Corp.	2,473	182
	Banc of California Inc.	10,380	179
	Trustmark Corp.	4,461	174
	Federal Agricultural Mortgage Corp. Class C	811	173
*	Rocket Cos. Inc. Class A	11,695	170
*	Triumph Financial Inc.	1,561	167
	Compass Diversified Holdings	7,054	167
	TriCo Bancshares	3,328	161

Vanguard® Russell 3000 Index Fund
		Shares	Market Value ($000)
	Enterprise Financial Services Corp.	2,640	160
	Mercury General Corp.	2,011	159
	Pathward Financial Inc.	1,884	158
	Apollo Commercial Real Estate Finance Inc.	16,594	153
	OFG Bancorp	3,377	153
	QCR Holdings Inc.	1,611	148
	Hope Bancorp Inc.	10,723	146
	FB Financial Corp.	2,551	144
	First Bancorp/Southern Pines NC	2,998	142
	Safety Insurance Group Inc.	1,639	141
*	Skyward Specialty Insurance Group Inc.	2,610	141
	First Busey Corp.	5,262	140
*	LendingClub Corp.	8,197	136
	Berkshire Hills Bancorp Inc.	4,403	134
	Northwest Bancshares Inc.	9,094	133
	1st Source Corp.	1,998	130
	Horace Mann Educators Corp.	3,108	130
	National Bank Holdings Corp. Class A	2,717	130
	Bank of NT Butterfield & Son Ltd.	3,423	130
	Nelnet Inc. Class A	1,153	126
	WisdomTree Inc.	10,584	126
	Virtus Investment Partners Inc.	505	125
*	Trupanion Inc.	2,318	124
	Live Oak Bancshares Inc.	2,544	121
*	Customers Bancorp Inc.	2,122	120
	S&T Bancorp Inc.	2,806	120
	First Mid Bancshares Inc.	2,785	117
	Sandy Spring Bancorp Inc.	3,028	114
	Community Trust Bancorp Inc.	1,922	113
	Veritex Holdings Inc.	3,618	110
	Nicolet Bankshares Inc.	977	109
	Stellar Bancorp Inc.	3,488	108
*	SiriusPoint Ltd.	6,955	107
	Westamerica BanCorp	1,854	106
	Hilltop Holdings Inc.	3,282	104
	Dynex Capital Inc.	8,135	102
	Dime Community Bancshares Inc.	2,725	98
	Independent Bank Corp.	2,582	97
	Ladder Capital Corp.	8,100	96
	TrustCo Bank Corp. NY	2,541	95
	Perella Weinberg Partners	3,704	95
	Employers Holdings Inc.	1,752	93
	Peoples Bancorp Inc.	2,610	92
	First Financial Corp.	1,855	91
	Great Southern Bancorp Inc.	1,402	90
	Hanmi Financial Corp.	3,421	90
	Ready Capital Corp.	12,196	90
	PennyMac Mortgage Investment Trust	6,576	89
	Navient Corp.	5,637	88
	Cannae Holdings Inc.	3,989	87
	German American Bancorp Inc.	1,938	87
*	Encore Capital Group Inc.	1,745	86
	Chimera Investment Corp.	5,823	86
	Preferred Bank	898	85
	Two Harbors Investment Corp.	7,231	85
	Bank First Corp.	763	82
	Brookline Bancorp Inc.	6,425	81
	OceanFirst Financial Corp.	3,921	81
	MFA Financial Inc. REIT	7,257	81
	Fidelis Insurance Holdings Ltd.	3,970	81
	CNA Financial Corp.	1,596	80
	Franklin BSP Realty Trust Inc. REIT	5,928	78
	Enact Holdings Inc.	2,186	77
	AMERISAFE Inc.	1,294	76
	First Bancshares Inc.	2,050	76
	CNB Financial Corp.	2,694	75
	ConnectOne Bancorp Inc.	2,737	75
	HCI Group Inc.	612	75
	Ellington Financial Inc.	6,029	74
	Byline Bancorp Inc.	2,291	72

Vanguard® Russell 3000 Index Fund
		Shares	Market Value ($000)
	Heritage Commerce Corp.	6,816	72
*	Coastal Financial Corp.	947	72
	Origin Bancorp Inc.	2,061	71
	Shore Bancshares Inc.	4,346	71
	Southside Bancshares Inc.	2,021	71
	Capital City Bank Group Inc.	1,755	69
	Central Pacific Financial Corp.	2,109	67
	Redwood Trust Inc.	9,320	67
	Brightsphere Investment Group Inc.	2,164	67
	HBT Financial Inc.	2,782	67
	Premier Financial Corp.	2,385	66
	Burke & Herbert Financial Services Corp.	960	66
	Eagle Bancorp Inc.	2,201	65
	Heritage Financial Corp.	2,471	65
	RBB Bancorp	2,718	65
	Tompkins Financial Corp.	846	65
	Univest Financial Corp.	2,049	65
	Banco Latinoamericano de Comercio Exterior SA Class E	1,901	65
	Old Second Bancorp Inc.	3,402	63
	ARMOUR Residential REIT Inc.	3,351	63
	F&G Annuities & Life Inc.	1,281	62
*	Root Inc. Class A	605	60
	Capitol Federal Financial Inc.	8,703	58
	Diamond Hill Investment Group Inc.	348	58
	Merchants Bancorp	1,414	58
*	ProAssurance Corp.	3,457	58
	Horizon Bancorp Inc.	3,118	57
*	PRA Group Inc.	2,693	57
*	CrossFirst Bankshares Inc.	3,276	57
	Brightspire Capital Inc.	9,028	57
	First Community Bankshares Inc.	1,205	56
	Mercantile Bank Corp.	1,124	56
*	Hamilton Insurance Group Ltd. Class B	2,910	55
*	NB Bancorp Inc.	2,731	55
	Equity Bancshares Inc. Class A	1,136	54
*	Metropolitan Bank Holding Corp.	825	54
*	Dave Inc.	547	54
	Amerant Bancorp Inc.	2,133	53
	Brookfield Business Corp. Class A	1,883	52
	Orrstown Financial Services Inc.	1,300	51
	Metrocity Bankshares Inc.	1,476	51
	Camden National Corp.	1,040	49
	SmartFinancial Inc.	1,316	48
	Business First Bancshares Inc.	1,666	47
	KKR Real Estate Finance Trust Inc.	4,048	47
	Peapack-Gladstone Financial Corp.	1,269	46
	Tiptree Inc.	2,015	46
	United Fire Group Inc.	1,498	46
	Washington Trust Bancorp Inc.	1,244	46
	Amalgamated Financial Corp.	1,283	46
	Patria Investments Ltd. Class A	3,815	46
	UWM Holdings Corp.	7,026	46
*	Hippo Holdings Inc.	1,402	46
	Farmers National Banc Corp.	2,870	45
	Northeast Bank	457	45
	TPG RE Finance Trust Inc.	4,886	45
	Midland States Bancorp Inc.	1,640	44
	Republic Bancorp Inc. Class A	571	44
	Flushing Financial Corp.	2,353	42
*	Open Lending Corp.	6,603	42
	Southern Missouri Bancorp Inc.	619	41
	Universal Insurance Holdings Inc.	1,810	41
	Orchid Island Capital Inc.	5,279	41
	Arrow Financial Corp.	1,202	40
	Peoples Financial Services Corp.	733	40
	Five Star Bancorp	1,207	40
	Claros Mortgage Trust Inc.	5,963	40
	Mid Penn Bancorp Inc.	1,220	39
	South Plains Financial Inc.	1,004	39
	Bar Harbor Bankshares	1,058	38

Vanguard® Russell 3000 Index Fund
		Shares	Market Value ($000)
	MidWestOne Financial Group Inc.	1,142	38
	New York Mortgage Trust Inc.	6,157	38
	Northfield Bancorp Inc.	2,767	37
*	Ambac Financial Group Inc.	2,808	36
	HarborOne Bancorp Inc.	2,781	36
	P10 Inc. Class A	2,574	36
	HomeTrust Bancshares Inc.	941	35
	GCM Grosvenor Inc. Class A	2,814	35
	First Business Financial Services Inc.	671	34
	Sierra Bancorp	1,088	34
	Esquire Financial Holdings Inc.	443	34
	Investors Title Co.	115	33
*	World Acceptance Corp.	274	33
	ACNB Corp.	711	33
	Enterprise Bancorp Inc.	869	32
	Farmers & Merchants Bancorp Inc.	957	32
	First Foundation Inc.	3,967	32
*	California BanCorp	1,775	32
	Kearny Financial Corp.	3,943	31
*	LendingTree Inc.	711	31
	Unity Bancorp Inc.	671	30
*	Third Coast Bancshares Inc.	858	30
	Invesco Mortgage Capital Inc. REIT	3,563	30
	Financial Institutions Inc.	1,084	29
	Home Bancorp Inc.	569	29
	TFS Financial Corp.	2,049	29
*	Carter Bankshares Inc.	1,543	29
	Northrim BanCorp Inc.	326	28
*	Southern First Bancshares Inc.	624	28
	Alerus Financial Corp.	1,281	28
	Southern States Bancshares Inc.	759	28
	Hingham Institution for Savings	94	27
*	Greenlight Capital Re Ltd. Class A	1,800	27
	ChoiceOne Financial Services Inc.	712	27
	Community West Bancshares	1,215	27
	Bank of Marin Bancorp	1,020	26
	Civista Bancshares Inc.	1,128	26
	West BanCorp Inc.	1,089	26
*	Porch Group Inc.	7,095	26
	Guaranty Bancshares Inc.	672	25
*	Bridgewater Bancshares Inc.	1,592	24
	Citizens & Northern Corp.	1,172	24
	First Bank	1,598	24
	First Internet Bancorp	565	24
*	Selectquote Inc.	8,026	24
	First Bancorp Inc. (XNGS)	822	23
	First of Long Island Corp.	1,596	23
	Parke Bancorp Inc.	991	23
	Regional Management Corp.	744	23
*	MBIA Inc.	3,232	22
	MVB Financial Corp.	1,009	22
	Red River Bancshares Inc.	373	22
	Northeast Community Bancorp Inc.	722	22
	John Marshall Bancorp Inc.	924	21
	NewtekOne Inc.	1,454	21
*	FVCBankcorp Inc.	1,374	20
*	Heritage Insurance Holdings Inc.	1,604	20
	LCNB Corp.	1,148	20
*	American Coastal Insurance Corp. Class C	1,455	20
	Timberland Bancorp Inc.	615	20
	Capital Bancorp Inc.	706	20
	Chicago Atlantic Real Estate Finance Inc.	1,234	20
*	Bowhead Specialty Holdings Inc.	552	20
	BayCom Corp.	639	19
	Donegal Group Inc. Class A	1,136	19
	FS Bancorp Inc.	407	19
	Colony Bankcorp Inc.	1,100	19
*	Blue Foundry Bancorp	1,711	19
	OppFi Inc.	2,271	19
	Citizens Financial Services Inc.	264	19

Vanguard® Russell 3000 Index Fund
		Shares	Market Value ($000)
	Orange County Bancorp Inc.	298	18
	BCB Bancorp Inc.	1,278	17
*	HomeStreet Inc.	1,444	17
	Waterstone Financial Inc.	1,100	17
*	First Western Financial Inc.	727	16
	Plumas Bancorp	319	16
	Primis Financial Corp.	1,278	16
	Investar Holding Corp.	648	15
*	Velocity Financial Inc.	735	15
	AG Mortgage Investment Trust Inc.	2,198	15
*	AlTi Global Inc.	3,182	15
	Middlefield Banc Corp.	448	14
	Fidelity D&D Bancorp Inc.	269	14
	Medallion Financial Corp.	1,443	14
*	Ponce Financial Group Inc.	1,061	14
	ESSA Bancorp Inc.	624	13
	Granite Point Mortgage Trust Inc.	3,708	13
	Norwood Financial Corp.	423	13
	PCB Bancorp	605	13
	Greene County Bancorp Inc.	436	13
	Bank7 Corp.	277	13
*	Provident Bancorp Inc.	1,153	13
	Ames National Corp.	785	13
	Nexpoint Real Estate Finance Inc.	734	13
	Seven Hills Realty Trust	1,004	13
	Linkbancorp Inc.	1,740	13
	Oak Valley Bancorp	375	12
*	Onity Group Inc.	403	12
	USCB Financial Holdings Inc.	564	12
	NexPoint Diversified Real Estate Trust	2,001	12
	Bankwell Financial Group Inc.	342	11
*	NI Holdings Inc.	684	11
	James River Group Holdings Ltd.	2,391	11
	Crawford & Co. Class A	861	10
	First Financial Northwest Inc.	463	10
	National Bankshares Inc.	321	10
	Peoples Bancorp of North Carolina Inc.	320	10
	Silvercrest Asset Management Group Inc. Class A	521	10
	Advanced Flower Capital Inc.	979	10
	Virginia National Bankshares Corp.	244	10
	Princeton Bancorp Inc.	261	10
[1]	B Riley Financial Inc.	1,478	9
	Chemung Financial Corp.	172	9
*	Maiden Holdings Ltd.	5,350	9
*	Pioneer Bancorp Inc.	748	9
	Angel Oak Mortgage REIT Inc.	891	9
*	Sterling Bancorp Inc.	1,575	8
*	Consumer Portfolio Services Inc.	721	7
*	Kingsway Financial Services Inc.	775	7
*	Forge Global Holdings Inc.	6,863	7
*	SWK Holdings Corp.	300	5
	Sunrise Realty Trust Inc.	326	5
*	GoHealth Inc. Class A	342	4
			560,358
Health Care (10.3%)
	Eli Lilly & Co.	64,233	51,088
	UnitedHealth Group Inc.	73,776	45,018
	Johnson & Johnson	193,610	30,011
	AbbVie Inc.	142,129	26,000
	Merck & Co. Inc.	203,480	20,682
	Abbott Laboratories	138,768	16,481
	Thermo Fisher Scientific Inc.	30,604	16,209
*	Intuitive Surgical Inc.	28,345	15,363
	Danaher Corp.	51,767	12,408
	Amgen Inc.	42,978	12,157
	Pfizer Inc.	455,107	11,928
	Stryker Corp.	28,996	11,371
*	Boston Scientific Corp.	117,619	10,663
*	Vertex Pharmaceuticals Inc.	20,738	9,708

Vanguard® Russell 3000 Index Fund
		Shares	Market Value ($000)
	Bristol-Myers Squibb Co.	162,965	9,651
	Gilead Sciences Inc.	100,156	9,272
	Medtronic plc	102,749	8,892
	Elevance Health Inc.	18,637	7,585
	Cigna Group	22,401	7,567
	Zoetis Inc.	36,714	6,434
*	Regeneron Pharmaceuticals Inc.	8,371	6,280
	Becton Dickinson & Co.	23,136	5,134
	HCA Healthcare Inc.	15,129	4,951
*	Edwards Lifesciences Corp.	47,963	3,422
	Agilent Technologies Inc.	23,370	3,224
	GE HealthCare Technologies Inc.	36,588	3,045
*	IQVIA Holdings Inc.	14,449	2,902
	ResMed Inc.	11,654	2,902
	Humana Inc.	9,680	2,869
*	IDEXX Laboratories Inc.	6,568	2,770
*	Veeva Systems Inc. Class A	11,901	2,712
*	Alnylam Pharmaceuticals Inc.	10,144	2,567
*	Centene Corp.	42,316	2,539
*	DexCom Inc.	32,149	2,507
	Cardinal Health Inc.	19,522	2,386
	West Pharmaceutical Services Inc.	5,852	1,906
*	Biogen Inc.	11,679	1,876
*	Illumina Inc.	12,794	1,844
	Zimmer Biomet Holdings Inc.	16,269	1,824
*	Waters Corp.	4,709	1,812
	STERIS plc	7,899	1,730
	Labcorp Holdings Inc.	6,762	1,631
*	Cooper Cos. Inc.	15,537	1,623
*	Natera Inc.	9,225	1,548
*	Insulet Corp.	5,653	1,508
*	Hologic Inc.	18,362	1,460
	Quest Diagnostics Inc.	8,897	1,447
*	Align Technology Inc.	6,073	1,414
*	Molina Healthcare Inc.	4,717	1,405
	Baxter International Inc.	40,719	1,373
*	United Therapeutics Corp.	3,519	1,304
	Viatris Inc.	94,447	1,236
*	Avantor Inc.	54,123	1,140
	Revvity Inc.	9,792	1,137
*	Moderna Inc.	26,290	1,132
*	Tenet Healthcare Corp.	7,695	1,098
*	Neurocrine Biosciences Inc.	8,196	1,039
*	BioMarin Pharmaceutical Inc.	15,453	1,020
*	Sarepta Therapeutics Inc.	7,277	970
	Universal Health Services Inc. Class B	4,708	965
*	Insmed Inc.	12,800	962
	Bio-Techne Corp.	12,730	959
*	Incyte Corp.	12,730	950
*	Exact Sciences Corp.	14,949	928
*	Vaxcyte Inc.	9,784	923
*	Catalent Inc.	14,600	892
*	Exelixis Inc.	23,389	853
	Royalty Pharma plc Class A	32,001	853
	Encompass Health Corp.	8,056	829
*	Charles River Laboratories International Inc.	4,144	825
*	Solventum Corp.	11,306	809
*	Henry Schein Inc.	10,398	801
*	Qiagen NV	18,224	791
*	Globus Medical Inc. Class A	9,072	777
	Teleflex Inc.	3,830	739
*	REVOLUTION Medicines Inc.	12,693	734
*	Intra-Cellular Therapies Inc.	8,503	728
*	Penumbra Inc.	2,960	723
*	Medpace Holdings Inc.	2,062	702
*	HealthEquity Inc.	6,868	697
*	Repligen Corp.	4,608	694
*	DaVita Inc.	4,109	683
	Chemed Corp.	1,173	671
	Ensign Group Inc.	4,525	662

Vanguard® Russell 3000 Index Fund
		Shares	Market Value ($000)
*	Jazz Pharmaceuticals plc	5,027	611
*	Masimo Corp.	3,417	590
*	Glaukos Corp.	4,014	577
*	Bio-Rad Laboratories Inc. Class A	1,625	553
*	Elanco Animal Health Inc. (XNYS)	41,112	543
*	Doximity Inc. Class A	10,247	543
	Bruker Corp.	8,953	519
*	Hims & Hers Health Inc.	15,792	509
*	Blueprint Medicines Corp.	5,197	501
*	Lantheus Holdings Inc.	5,593	499
*	Cytokinetics Inc.	9,475	491
*	Halozyme Therapeutics Inc.	10,170	490
*	Merit Medical Systems Inc.	4,677	486
*	Ionis Pharmaceuticals Inc.	13,265	474
*	Inspire Medical Systems Inc.	2,419	466
*	Viking Therapeutics Inc.	8,585	455
*	Madrigal Pharmaceuticals Inc.	1,382	454
*	RadNet Inc.	5,511	451
*	Roivant Sciences Ltd.	34,014	432
*	Crinetics Pharmaceuticals Inc.	7,364	421
*	Krystal Biotech Inc.	2,088	412
*	TG Therapeutics Inc.	11,599	404
*	Alkermes plc	13,664	397
*	Integer Holdings Corp.	2,772	389
*	Avidity Biosciences Inc.	8,885	382
*	Corcept Therapeutics Inc.	6,541	377
*	Ultragenyx Pharmaceutical Inc.	7,879	375
*	ADMA Biologics Inc.	18,445	371
*	Haemonetics Corp.	4,170	365
*	Guardant Health Inc.	10,085	359
*	Prestige Consumer Healthcare Inc.	4,061	344
*	Option Care Health Inc.	14,285	340
*	PROCEPT BioRobotics Corp.	3,555	340
*	Envista Holdings Corp.	15,144	338
	Perrigo Co. plc	11,775	336
	Organon & Co.	21,080	335
	Dentsply Sirona Inc.	16,943	333
*	Bridgebio Pharma Inc.	12,081	327
*	Axsome Therapeutics Inc.	3,204	315
*	Arcellx Inc.	3,581	315
*	Acadia Healthcare Co. Inc.	7,646	311
*	Apellis Pharmaceuticals Inc.	8,886	302
*	ICU Medical Inc.	1,841	302
*	Rhythm Pharmaceuticals Inc.	4,661	289
*	Agios Pharmaceuticals Inc.	4,824	287
*	Veracyte Inc.	6,674	287
*	Biohaven Ltd.	6,231	287
*	CorVel Corp.	778	284
*	PTC Therapeutics Inc.	6,441	283
*	Arrowhead Pharmaceuticals Inc.	10,631	277
*	Denali Therapeutics Inc.	10,903	273
*	Nuvalent Inc. Class A	2,747	266
*	Neogen Corp.	18,573	263
*	SpringWorks Therapeutics Inc.	6,061	251
*	Vericel Corp.	4,287	249
*	Amicus Therapeutics Inc.	24,824	248
*	Twist Bioscience Corp.	4,924	242
*	LivaNova plc	4,586	241
*	Enovis Corp.	4,920	240
*	TransMedics Group Inc.	2,654	230
*	Inari Medical Inc.	4,393	228
*	iRhythm Technologies Inc.	2,571	224
*	Azenta Inc.	4,713	218
*	Protagonist Therapeutics Inc.	4,923	216
*	Ideaya Biosciences Inc.	7,677	210
*	Amedisys Inc.	2,287	209
*	Geron Corp. (XNGS)	50,733	209
*	QuidelOrtho Corp.	5,042	207
*	Dyne Therapeutics Inc.	6,722	206
*	Scholar Rock Holding Corp.	4,927	197

Vanguard® Russell 3000 Index Fund
		Shares	Market Value ($000)
	Concentra Group Holdings Parent Inc.	9,019	197
*	Iovance Biotherapeutics Inc.	21,016	196
	CONMED Corp.	2,635	195
*	Edgewise Therapeutics Inc.	5,873	194
*	Addus HomeCare Corp.	1,575	193
	Select Medical Holdings Corp.	9,104	192
*	Beam Therapeutics Inc.	6,938	190
*	UFP Technologies Inc.	584	189
	Premier Inc. Class A	8,118	186
*	ACADIA Pharmaceuticals Inc.	10,944	179
*	Catalyst Pharmaceuticals Inc.	7,874	174
*	Sotera Health Co.	13,081	172
*	Astrana Health Inc.	3,868	167
*	Tandem Diabetes Care Inc.	5,414	166
*	NeoGenomics Inc.	9,185	163
*	Surgery Partners Inc.	6,830	163
	LeMaitre Vascular Inc.	1,480	158
*	Omnicell Inc.	3,363	157
	Patterson Cos. Inc.	7,262	156
*	Novocure Ltd.	7,772	156
*	Privia Health Group Inc.	7,211	155
*	Akero Therapeutics Inc.	4,769	153
*	Ligand Pharmaceuticals Inc.	1,255	152
*	Celldex Therapeutics Inc.	5,469	150
*	Kymera Therapeutics Inc.	3,153	148
*	Warby Parker Inc. Class A	6,546	148
*	Teladoc Health Inc.	12,011	144
*	Fortrea Holdings Inc.	6,774	143
*	Syndax Pharmaceuticals Inc.	8,327	139
*	Vera Therapeutics Inc.	2,797	139
*	Tarsus Pharmaceuticals Inc.	2,582	135
*	MannKind Corp.	19,664	133
*	Myriad Genetics Inc.	7,964	130
*	Amphastar Pharmaceuticals Inc.	2,829	128
*	Supernus Pharmaceuticals Inc.	3,504	128
*	Mirum Pharmaceuticals Inc.	2,764	128
*	Apogee Therapeutics Inc.	2,752	124
*	Recursion Pharmaceuticals Inc. Class A	17,443	123
*	Evolent Health Inc. Class A	9,406	122
*	RxSight Inc.	2,604	122
*	Arvinas Inc.	4,512	121
*	10X Genomics Inc. Class A	7,583	121
*	Immunovant Inc.	4,289	121
*	Integra LifeSciences Holdings Corp.	4,893	120
*	CG oncology Inc.	3,461	120
*	AtriCure Inc.	3,283	119
*	Keros Therapeutics Inc.	2,069	119
*	Summit Therapeutics Inc. (XNMS)	6,462	119
*	Dynavax Technologies Corp.	9,203	118
	National HealthCare Corp.	920	115
*	Intellia Therapeutics Inc.	7,255	113
*	Xencor Inc.	4,395	113
*	Inmode Ltd.	5,786	113
*	BioCryst Pharmaceuticals Inc.	14,544	109
*	Ocular Therapeutix Inc.	10,933	108
*	Travere Therapeutics Inc.	5,682	107
*	STAAR Surgical Co.	3,589	104
	US Physical Therapy Inc.	1,057	104
*	Nurix Therapeutics Inc.	4,641	103
*	Certara Inc.	8,802	99
*	Arcutis Biotherapeutics Inc.	7,466	97
*	Praxis Precision Medicines Inc.	1,208	97
*	Harrow Inc.	2,285	96
*	Waystar Holding Corp.	3,119	96
*	Progyny Inc.	6,076	95
*	Viridian Therapeutics Inc.	4,424	95
*	CareDx Inc.	3,803	93
*	Amneal Pharmaceuticals Inc.	11,151	92
*	Ardelyx Inc.	16,308	92
*	Disc Medicine Inc.	1,454	92

Vanguard® Russell 3000 Index Fund
		Shares	Market Value ($000)
*	Soleno Therapeutics Inc.	1,721	91
*	Alignment Healthcare Inc.	7,145	90
*	Janux Therapeutics Inc.	1,963	89
*	Novavax Inc.	9,902	86
*	Pediatrix Medical Group Inc.	5,704	85
*	Phreesia Inc.	4,044	85
*	Aurinia Pharmaceuticals Inc.	9,330	83
	Embecta Corp.	3,987	83
*	Brookdale Senior Living Inc.	14,422	82
*	MiMedx Group Inc.	8,797	81
*	Artivion Inc.	2,719	80
*	Innoviva Inc.	4,151	79
*	WaVe Life Sciences Ltd.	5,264	79
*	LifeStance Health Group Inc.	10,329	78
*	Harmony Biosciences Holdings Inc.	2,234	77
*	Alphatec Holdings Inc.	7,258	76
*	Owens & Minor Inc.	5,633	76
*	ANI Pharmaceuticals Inc.	1,303	75
*	Collegium Pharmaceutical Inc.	2,413	74
*	AdaptHealth Corp.	7,265	73
*	BrightSpring Health Services Inc.	3,795	73
*	BioLife Solutions Inc.	2,606	72
*	Avadel Pharmaceuticals plc	6,504	72
*	Spyre Therapeutics Inc.	2,424	69
*	Rocket Pharmaceuticals Inc.	4,682	67
*	GeneDx Holdings Corp.	853	67
*	Healthcare Services Group Inc.	5,366	66
*	Pennant Group Inc.	2,075	65
*	Replimune Group Inc.	4,527	64
*	Arcus Biosciences Inc.	4,098	63
*	Cogent Biosciences Inc.	6,595	63
*	ArriVent Biopharma Inc.	2,101	63
*	Avanos Medical Inc.	3,258	62
*	Enliven Therapeutics Inc.	2,478	60
*	Neumora Therapeutics Inc.	5,943	59
*	Kiniksa Pharmaceuticals International plc	2,688	59
*	Avid Bioservices Inc.	4,734	58
*	Kura Oncology Inc.	5,240	58
*	Zymeworks Inc.	4,085	58
*	Pacira BioSciences Inc.	3,388	57
	HealthStream Inc.	1,701	56
*	Pliant Therapeutics Inc.	4,037	56
*	Adaptive Biotechnologies Corp.	9,100	54
*	Evolus Inc.	3,893	53
*	Prothena Corp. plc	3,260	53
*	Castle Biosciences Inc.	1,764	53
*,1	ImmunityBio Inc.	10,316	52
*	Cytek Biosciences Inc.	8,004	52
*	ARS Pharmaceuticals Inc.	3,492	51
*	Cullinan Therapeutics Inc.	3,792	51
*	89bio Inc.	5,547	50
*	Immunome Inc.	3,607	49
*	Day One Biopharmaceuticals Inc.	3,522	49
*	Vir Biotechnology Inc.	6,079	48
*	Altimmune Inc.	5,379	46
*	Maravai LifeSciences Holdings Inc. Class A	8,106	46
*	Cargo Therapeutics Inc.	2,539	46
*	agilon health Inc.	21,438	45
*	PACS Group Inc.	2,832	45
*	Anavex Life Sciences Corp.	4,597	44
*	Axogen Inc.	3,165	44
*	CorMedix Inc.	4,500	44
*	Varex Imaging Corp.	2,642	44
*	Liquidia Corp.	3,771	44
*	Health Catalyst Inc.	4,818	43
*	Omeros Corp.	3,823	43
*	Orthofix Medical Inc.	2,198	43
*	ORIC Pharmaceuticals Inc.	4,356	43
*	Tourmaline Bio Inc.	1,628	42
*	Surmodics Inc.	1,042	41

Vanguard® Russell 3000 Index Fund
		Shares	Market Value ($000)
*	Nuvation Bio Inc.	14,162	41
*	Paragon 28 Inc.	4,000	41
*	Mind Medicine MindMed Inc.	5,054	41
*	Entrada Therapeutics Inc.	1,999	40
*	Dianthus Therapeutics Inc.	1,680	40
*	Standard BioTools Inc.	21,308	39
*	OPKO Health Inc.	25,212	39
*	Poseida Therapeutics Inc.	4,233	39
*	Capricor Therapeutics Inc.	2,006	38
*	Erasca Inc.	13,282	38
*	Esperion Therapeutics Inc.	13,284	37
*	SI-BONE Inc.	2,732	37
*	Annexon Inc.	6,858	37
*	Astria Therapeutics Inc.	3,529	37
*	Xeris Biopharma Holdings Inc.	11,273	37
*	Ironwood Pharmaceuticals Inc.	10,199	36
*	REGENXBIO Inc.	3,625	36
*	Y-mAbs Therapeutics Inc.	3,025	36
*	Taysha Gene Therapies Inc.	11,207	36
*	OrthoPediatrics Corp.	1,330	35
*	Aura Biosciences Inc.	3,743	35
*	DocGo Inc.	8,140	35
*	AnaptysBio Inc.	1,347	34
*	Pacific Biosciences of California Inc.	17,588	34
*	Arbutus Biopharma Corp.	9,636	33
*	EyePoint Pharmaceuticals Inc.	3,723	33
*	GRAIL Inc.	1,881	33
*	Quanterix Corp.	2,609	32
*	Relay Therapeutics Inc.	6,816	32
*	Bioventus Inc. Class A	2,638	32
*	Zevra Therapeutics Inc.	3,400	32
	LENZ Therapeutics Inc.	893	32
	Phibro Animal Health Corp. Class A	1,323	31
*	Theravance Biopharma Inc.	3,306	31
*	UroGen Pharma Ltd.	2,416	31
*	Humacyte Inc.	6,794	31
*	Zimvie Inc.	2,132	31
*	Mineralys Therapeutics Inc.	2,392	31
*	Akebia Therapeutics Inc.	14,752	30
*	Savara Inc.	8,987	30
*	Stoke Therapeutics Inc.	2,499	30
*	Talkspace Inc.	8,650	30
*	Community Health Systems Inc.	8,373	29
*	Arcturus Therapeutics Holdings Inc.	1,579	29
*,1	Nano-X Imaging Ltd.	4,503	29
*	Revance Therapeutics Inc.	7,630	28
*	Olema Pharmaceuticals Inc.	2,804	28
*	ChromaDex Corp.	3,493	27
	iRadimed Corp.	504	27
*	Tactile Systems Technology Inc.	1,389	27
*	MeiraGTx Holdings plc	4,051	27
*	Aquestive Therapeutics Inc.	5,244	27
*	4D Molecular Therapeutics Inc.	3,503	27
*	MaxCyte Inc.	7,598	27
*	Cerus Corp.	14,134	26
*	Fate Therapeutics Inc.	8,193	26
*,1	Pulse Biosciences Inc.	1,237	26
*	Sana Biotechnology Inc.	9,302	26
*	Verve Therapeutics Inc.	4,647	26
*	OmniAb Inc.	6,631	26
*	Rigel Pharmaceuticals Inc.	958	26
*	Terns Pharmaceuticals Inc.	4,083	25
*	Monte Rosa Therapeutics Inc.	2,381	25
*	Enhabit Inc.	3,201	25
*	Allogene Therapeutics Inc.	9,870	24
*	AngioDynamics Inc.	3,474	24
*	KalVista Pharmaceuticals Inc.	2,403	24
*	Fulgent Genetics Inc.	1,297	24
*	Treace Medical Concepts Inc.	2,852	24
	SIGA Technologies Inc.	3,123	23

Vanguard® Russell 3000 Index Fund
		Shares	Market Value ($000)
*	Phathom Pharmaceuticals Inc.	2,633	23
*	Tyra Biosciences Inc.	1,438	23
*	Acelyrin Inc.	5,161	23
*	Codexis Inc.	4,706	22
*	Aveanna Healthcare Holdings Inc.	3,702	22
*	Third Harmonic Bio Inc.	1,689	22
*	Korro Bio Inc.	428	22
*	Organogenesis Holdings Inc.	5,493	21
*	Larimar Therapeutics Inc.	3,277	21
*	Celcuity Inc.	1,644	21
	National Research Corp.	995	20
*	OraSure Technologies Inc.	5,230	20
*	Sage Therapeutics Inc.	3,694	20
*	Voyager Therapeutics Inc.	2,908	20
*	Accolade Inc.	5,236	20
*	Avita Medical Inc.	1,580	20
*	Anika Therapeutics Inc.	1,066	19
*	Vanda Pharmaceuticals Inc.	3,703	19
*	C4 Therapeutics Inc.	4,120	19
*	Viemed Healthcare Inc.	2,115	18
*	Atea Pharmaceuticals Inc.	5,308	18
*	Foghorn Therapeutics Inc.	2,231	18
*	Ocugen Inc.	17,914	18
*	Biomea Fusion Inc.	2,502	18
*	Semler Scientific Inc.	316	18
*	Neurogene Inc.	722	18
*	Jasper Therapeutics Inc.	797	18
*	Mersana Therapeutics Inc.	7,272	17
*	Alector Inc.	6,531	17
*	Fulcrum Therapeutics Inc.	4,347	17
*	Absci Corp.	5,583	17
*	Perspective Therapeutics Inc.	3,954	17
*	Inogen Inc.	1,612	16
*	Kodiak Sciences Inc.	2,453	16
*	Pulmonx Corp.	2,489	16
*	ModivCare Inc.	863	16
*	LifeMD Inc.	2,466	16
*	Trevi Therapeutics Inc.	5,486	16
*	Verastem Inc.	3,025	16
*	Rapport Therapeutics Inc.	708	16
	Utah Medical Products Inc.	224	15
*	XOMA Royalty Corp.	452	15
*	iTeos Therapeutics Inc.	1,783	15
*	Tango Therapeutics Inc.	3,858	15
*	ProKidney Corp.	7,728	15
*	Biote Corp. Class A	2,342	15
*	Lexeo Therapeutics Inc.	1,809	15
*	Ardent Health Partners Inc.	918	15
*	Aldeyra Therapeutics Inc.	2,922	14
*	Lifecore Biomedical Inc.	1,923	14
*	MacroGenics Inc.	3,945	14
*	Nektar Therapeutics	12,545	14
*	XBiotech Inc.	1,899	14
*	Applied Therapeutics Inc.	6,732	14
*	Cabaletta Bio Inc.	3,551	14
*	Zentalis Pharmaceuticals Inc.	3,847	14
*	Design Therapeutics Inc.	2,331	14
*	NeuroPace Inc.	1,356	14
*	2seventy bio Inc.	3,394	14
*	Prime Medicine Inc.	4,299	14
*	Artiva Biotherapeutics Inc.	1,079	14
*	Accuray Inc.	5,917	13
*	Editas Medicine Inc.	5,671	13
*	Nevro Corp.	2,760	13
*	Sutro Biopharma Inc.	5,024	13
*	Stereotaxis Inc.	5,369	13
*	Sera Prognostics Inc. Class A	1,934	13
*	TScan Therapeutics Inc.	2,680	13
*	Corbus Pharmaceuticals Holdings Inc.	711	13
*	Enanta Pharmaceuticals Inc.	1,388	12

Vanguard® Russell 3000 Index Fund
		Shares	Market Value ($000)
*,1	Cassava Sciences Inc.	3,097	12
*	Inozyme Pharma Inc.	4,493	12
*	Atossa Therapeutics Inc.	9,045	12
*	Tenaya Therapeutics Inc.	3,378	12
*	ADC Therapeutics SA	4,927	12
*,1	Cartesian Therapeutics Inc.	616	12
*	Precigen Inc.	11,314	11
*	Nkarta Inc.	3,786	11
*	Achieve Life Sciences Inc.	2,483	11
*	CVRx Inc.	707	11
*	Lyell Immunopharma Inc.	11,179	11
*	Caribou Biosciences Inc.	5,119	11
*	Zura Bio Ltd.	3,461	11
*	MediWound Ltd.	610	11
*	Heron Therapeutics Inc.	8,276	10
*	Joint Corp.	826	10
*	Puma Biotechnology Inc.	2,979	10
*	IGM Biosciences Inc.	1,031	10
*	InfuSystem Holdings Inc.	1,102	10
*	Cardiff Oncology Inc.	3,969	10
*	Sight Sciences Inc.	2,547	10
*	Quantum-Si Inc.	7,775	10
*	Acumen Pharmaceuticals Inc.	4,300	10
*	Sonida Senior Living Inc.	376	10
*	Gyre Therapeutics Inc.	805	10
*	Adverum Biotechnologies Inc.	1,480	10
*	Q32 Bio Inc.	386	10
*	Coherus Biosciences Inc.	7,172	9
*	Innovage Holding Corp.	1,793	9
*	Sanara Medtech Inc.	243	9
*	Compass Therapeutics Inc.	5,698	9
*	Solid Biosciences Inc.	1,629	9
*	Fractyl Health Inc.	3,524	9
*	Inhibrx Biosciences Inc.	600	9
*	Alumis Inc.	1,018	9
*	Zynex Inc.	989	8
*	Greenwich Lifesciences Inc.	543	8
*	Werewolf Therapeutics Inc.	3,969	8
*	Candel Therapeutics Inc.	1,627	8
*	Ventyx Biosciences Inc.	2,937	8
*	Regulus Therapeutics Inc.	4,753	8
*	Inovio Pharmaceuticals Inc.	1,791	8
*	Black Diamond Therapeutics Inc.	2,635	7
*	scPharmaceuticals Inc.	1,809	7
*	Inmune Bio Inc.	1,474	7
*	Climb Bio Inc.	2,198	7
*	Pyxis Oncology Inc.	3,451	7
*	Orchestra BioMed Holdings Inc.	1,257	7
*	Quipt Home Medical Corp.	2,507	7
*	Alto Neuroscience Inc.	1,655	7
*	Kyverna Therapeutics Inc.	1,278	7
*	Contineum Therapeutics Inc. Class A	497	7
*	Bluebird Bio Inc.	13,810	6
*	Invivyd Inc.	8,376	6
*	AirSculpt Technologies Inc.	912	6
*	PepGen Inc.	1,166	6
*	Harvard Bioscience Inc.	2,448	5
*	Lexicon Pharmaceuticals Inc.	5,760	5
*	Lineage Cell Therapeutics Inc.	7,878	5
*	OptimizeRx Corp.	904	5
*	Acrivon Therapeutics Inc.	699	5
*	CervoMed Inc.	504	5
*	Fibrobiologics Inc.	2,069	5
*	Skye Bioscience Inc.	1,211	5
*	Renovaro Inc.	5,916	4
*	Ovid therapeutics Inc.	3,730	4
*	Generation Bio Co.	2,696	4
*,3	Tobira Therapeutics Inc. CVR	937	4
*	908 Devices Inc.	1,472	4
*	Akoya Biosciences Inc.	1,907	4

Vanguard® Russell 3000 Index Fund
		Shares	Market Value ($000)
*	HilleVax Inc.	1,889	4
*	Agenus Inc.	1,152	4
*	X4 Pharmaceuticals Inc.	8,416	3
*	Rapt Therapeutics Inc.	2,156	3
*	Shattuck Labs Inc.	2,724	3
*	Century Therapeutics Inc.	1,931	3
*	Elevation Oncology Inc.	4,052	3
*,4	Scilex Holding Co. (Acquired 1/6/23, Cost $51)	4,893	3
*	ALX Oncology Holdings Inc.	1,628	2
*	Actinium Pharmaceuticals Inc.	1,639	2
*	Outlook Therapeutics Inc.	880	2
*,3	Inhibrx Inc.	2,400	2
*	Bicara Therapeutics Inc.	96	2
*	Zenas Biopharma Inc.	205	2
*	Upstream Bio Inc.	83	2
*	MBX Biosciences Inc.	69	1
*,3	OmniAb Inc. 12.5 Earnout	408	—
*,3	OmniAb Inc. 15 Earnout	408	—
			485,889
Industrials (13.2%)
	Visa Inc. Class A	126,332	39,805
	Mastercard Inc. Class A	66,229	35,296
	Accenture plc Class A	50,352	18,246
	General Electric Co.	87,346	15,911
	Caterpillar Inc.	39,166	15,906
	American Express Co.	44,993	13,708
	RTX Corp.	106,693	12,998
	Honeywell International Inc.	52,212	12,162
	Eaton Corp. plc	32,014	12,019
	Union Pacific Corp.	48,839	11,949
*	Fiserv Inc.	45,873	10,136
	Automatic Data Processing Inc.	32,982	10,123
	Deere & Co.	20,204	9,413
	Lockheed Martin Corp.	17,131	9,069
*	Boeing Co.	55,170	8,576
	United Parcel Service Inc. Class B (XNYS)	58,354	7,920
	Trane Technologies plc	18,157	7,557
	Sherwin-Williams Co.	18,756	7,454
*	GE Vernova Inc.	21,883	7,312
	Parker-Hannifin Corp.	10,249	7,204
*	PayPal Holdings Inc.	81,981	7,113
	Illinois Tool Works Inc.	23,602	6,550
	Cintas Corp.	27,719	6,259
	General Dynamics Corp.	21,842	6,203
	Emerson Electric Co.	45,836	6,078
	3M Co.	44,342	5,921
	Capital One Financial Corp.	30,379	5,833
	CSX Corp.	156,586	5,723
	CRH plc	55,013	5,626
	FedEx Corp.	18,130	5,487
	TransDigm Group Inc.	4,364	5,468
	Northrop Grumman Corp.	11,076	5,423
	Carrier Global Corp.	67,247	5,203
	Norfolk Southern Corp.	18,117	4,998
	PACCAR Inc.	41,112	4,810
	United Rentals Inc.	5,354	4,637
*	Fair Isaac Corp.	1,909	4,534
	Johnson Controls International plc	53,544	4,490
	WW Grainger Inc.	3,488	4,204
	Cummins Inc.	10,983	4,119
	Quanta Services Inc.	11,637	4,009
*	Block Inc. (XNYS)	44,547	3,945
	Fidelity National Information Services Inc.	45,065	3,844
	Howmet Aerospace Inc.	32,406	3,836
	Paychex Inc.	25,698	3,759
	L3Harris Technologies Inc.	15,223	3,749
*	Axon Enterprise Inc.	5,718	3,699
	AMETEK Inc.	18,535	3,603
	Old Dominion Freight Line Inc.	15,756	3,547

Vanguard® Russell 3000 Index Fund
		Shares	Market Value ($000)
	Ferguson Enterprises Inc.	16,160	3,489
	Ingersoll Rand Inc. (XYNS)	32,360	3,371
	Verisk Analytics Inc.	11,388	3,350
	Otis Worldwide Corp.	32,306	3,327
	Vulcan Materials Co.	10,521	3,031
	Martin Marietta Materials Inc.	4,894	2,936
	DuPont de Nemours Inc.	33,473	2,798
	Westinghouse Air Brake Technologies Corp.	13,908	2,790
	Rockwell Automation Inc.	9,166	2,705
	Equifax Inc.	9,883	2,585
	Dow Inc.	56,205	2,485
	Xylem Inc.	19,341	2,451
	Global Payments Inc.	20,512	2,440
*	Keysight Technologies Inc.	13,935	2,381
	Smurfit WestRock plc	41,937	2,307
	PPG Industries Inc.	18,478	2,298
	Dover Corp.	10,946	2,254
	Fortive Corp.	28,020	2,223
	Veralto Corp.	19,794	2,142
	Synchrony Financial	31,433	2,122
*	Corpay Inc.	5,493	2,094
*	Mettler-Toledo International Inc.	1,662	2,080
	Hubbell Inc.	4,275	1,967
	EMCOR Group Inc.	3,705	1,890
*	Teledyne Technologies Inc.	3,721	1,806
*	Builders FirstSource Inc.	9,559	1,782
	Packaging Corp. of America	7,088	1,764
	Lennox International Inc.	2,584	1,724
	Carlisle Cos. Inc.	3,646	1,665
*	Zebra Technologies Corp. Class A	4,073	1,658
	TransUnion	15,515	1,575
	Ball Corp.	24,705	1,536
	Snap-on Inc.	4,112	1,520
	Booz Allen Hamilton Holding Corp.	10,248	1,519
	Watsco Inc.	2,753	1,519
	Pentair plc	13,228	1,442
	Owens Corning	6,856	1,410
*	Trimble Inc.	19,221	1,403
	Comfort Systems USA Inc.	2,842	1,402
	Masco Corp.	17,277	1,392
*	XPO Inc.	9,131	1,392
	IDEX Corp.	6,027	1,390
	Jacobs Solutions Inc.	9,840	1,390
	RPM International Inc.	9,996	1,387
	FTAI Aviation Ltd.	8,110	1,369
	Expeditors International of Washington Inc.	11,122	1,353
*	Affirm Holdings Inc.	18,872	1,321
	AECOM	10,886	1,273
	Textron Inc.	14,655	1,255
	HEICO Corp. Class A	5,859	1,237
	JB Hunt Transport Services Inc.	6,520	1,233
*	Saia Inc.	2,142	1,219
	Amcor plc	113,694	1,210
	Graco Inc.	13,133	1,196
	Nordson Corp.	4,554	1,189
	Curtiss-Wright Corp.	3,021	1,129
	HEICO Corp.	4,041	1,105
	Stanley Black & Decker Inc.	12,228	1,094
	nVent Electric plc	13,462	1,054
	ITT Inc.	6,669	1,041
*	TopBuild Corp.	2,589	1,011
	Jack Henry & Associates Inc.	5,675	1,000
	CH Robinson Worldwide Inc.	9,386	991
	Allegion plc	6,909	973
	BWX Technologies Inc.	7,386	966
	Lincoln Electric Holdings Inc.	4,356	952
	Regal Rexnord Corp.	5,307	917
	AptarGroup Inc.	5,274	912
	Tetra Tech Inc.	21,743	903
*	Generac Holdings Inc.	4,787	901

Vanguard® Russell 3000 Index Fund
		Shares	Market Value ($000)
	Woodward Inc.	4,953	893
	CNH Industrial NV	70,832	890
	Crown Holdings Inc.	9,223	849
	Eagle Materials Inc.	2,700	834
	Allison Transmission Holdings Inc.	6,971	826
	Acuity Brands Inc.	2,525	810
	Applied Industrial Technologies Inc.	2,910	799
	Fortune Brands Innovations Inc.	9,948	779
*	Rocket Lab USA Inc.	28,114	767
	Advanced Drainage Systems Inc.	5,663	766
*	Fluor Corp.	13,647	766
*	Core & Main Inc. Class A	15,693	762
	WESCO International Inc.	3,528	746
	AAON Inc.	5,454	744
*	Bill Holdings Inc.	8,192	739
	Knight-Swift Transportation Holdings Inc.	12,420	737
*	Paylocity Holding Corp.	3,519	730
	Graphic Packaging Holding Co.	24,162	727
*	Axalta Coating Systems Ltd.	17,909	725
	Donaldson Co. Inc.	9,251	722
*	MasTec Inc.	5,000	720
	Toro Co.	8,264	720
	Crane Co.	3,915	713
	A O Smith Corp.	9,439	703
*	API Group Corp.	18,362	694
*	Chart Industries Inc.	3,484	673
*	Trex Co. Inc.	8,815	661
	Flowserve Corp.	10,759	657
*	SPX Technologies Inc.	3,698	652
	Simpson Manufacturing Co. Inc.	3,437	648
	Berry Global Group Inc.	8,785	635
*	WEX Inc.	3,328	628
*	Middleby Corp.	4,358	625
*	AZEK Co. Inc.	11,757	625
	Huntington Ingalls Industries Inc.	3,150	623
	Genpact Ltd.	13,484	622
	Louisiana-Pacific Corp.	5,248	620
	MKS Instruments Inc.	5,452	620
*	ATI Inc.	10,147	611
	Robert Half Inc.	8,156	609
	Esab Corp.	4,689	605
	Oshkosh Corp.	5,262	598
*	Mohawk Industries Inc.	4,291	596
*	Kirby Corp.	4,707	595
*	ExlService Holdings Inc.	12,762	592
*	GXO Logistics Inc.	9,738	592
*	Beacon Roofing Supply Inc.	5,182	586
	Ryder System Inc.	3,436	580
*	FTI Consulting Inc.	2,841	575
*	Shift4 Payments Inc. Class A	5,040	575
*	Modine Manufacturing Co.	4,214	572
*	WillScot Holdings Corp.	14,883	569
	CSW Industrials Inc.	1,337	565
	Cognex Corp.	14,135	565
	Armstrong World Industries Inc.	3,471	555
	Valmont Industries Inc.	1,591	553
	Landstar System Inc.	2,861	532
	Herc Holdings Inc.	2,290	531
	Moog Inc. Class A	2,366	524
	Badger Meter Inc.	2,403	521
	MSA Safety Inc.	2,982	518
	AGCO Corp.	5,078	514
	Littelfuse Inc.	2,067	510
*	Summit Materials Inc. Class A	9,874	503
*	Knife River Corp.	4,789	496
*	ACI Worldwide Inc.	8,684	493
*	Aurora Innovation Inc.	75,767	490
	Federal Signal Corp.	5,007	488
	Vontier Corp.	12,274	482
	Boise Cascade Co.	3,258	481

Vanguard® Russell 3000 Index Fund
		Shares	Market Value ($000)
*	Sterling Infrastructure Inc.	2,422	471
	Watts Water Technologies Inc. Class A	2,165	467
	GATX Corp.	2,818	463
	Zurn Elkay Water Solutions Corp.	11,401	454
	Brunswick Corp.	5,601	451
	Installed Building Products Inc.	1,958	448
	Arcosa Inc.	4,091	444
*	Itron Inc.	3,695	438
	Matson Inc.	2,834	434
	Sealed Air Corp.	11,843	433
	Air Lease Corp.	8,410	428
*	AeroVironment Inc.	2,184	425
	Belden Inc.	3,438	421
*	Dycom Industries Inc.	2,322	421
	Franklin Electric Co. Inc.	3,854	417
	Sonoco Products Co.	7,885	409
*	Euronet Worldwide Inc.	3,759	395
*	Bloom Energy Corp. Class A	14,321	393
	Sensata Technologies Holding plc	12,240	393
	Exponent Inc.	3,935	388
	Silgan Holdings Inc.	6,711	386
	Kadant Inc.	930	384
*	Gates Industrial Corp. plc	17,336	384
	Brink's Co.	3,742	362
	Primoris Services Corp.	4,306	360
	HB Fuller Co.	4,665	359
	Granite Construction Inc.	3,611	359
	Maximus Inc.	4,824	359
	Korn Ferry	4,562	357
*	Construction Partners Inc. Class A	3,495	355
*	ASGN Inc.	3,865	354
	Enpro Inc.	1,834	347
*	GMS Inc.	3,436	345
*	RXO Inc.	11,402	344
*	Kratos Defense & Security Solutions Inc.	12,540	340
*	CBIZ Inc.	4,084	337
	ESCO Technologies Inc.	2,261	336
	John Bean Technologies Corp.	2,627	331
	Mueller Water Products Inc. Class A	13,227	331
*	Resideo Technologies Inc.	12,185	331
*	Verra Mobility Corp.	13,983	331
	EnerSys	3,418	330
*	Spirit AeroSystems Holdings Inc. Class A	9,850	319
	ABM Industries Inc.	5,358	306
	Terex Corp.	5,538	303
	Western Union Co.	27,489	303
	Atmus Filtration Technologies Inc.	6,857	297
*	Alight Inc. Class A	36,629	293
	MSC Industrial Direct Co. Inc. Class A	3,356	288
*	Mirion Technologies Inc.	17,090	288
	Atkore Inc.	3,038	287
	Otter Tail Corp.	3,473	280
	UniFirst Corp.	1,380	277
	Griffon Corp.	3,276	276
	Hub Group Inc. Class A	5,233	270
*	Joby Aviation Inc.	30,115	270
	ManpowerGroup Inc.	4,149	267
	Trinity Industries Inc.	7,055	266
	Crane NXT Co.	4,138	259
*	Everus Construction Group Inc.	3,938	251
	Patrick Industries Inc.	1,858	250
*	OSI Systems Inc.	1,402	249
*	Amentum Holdings Inc.	10,143	247
	McGrath RentCorp.	2,017	246
	TriNet Group Inc.	2,582	241
	Insperity Inc.	3,049	240
*	Flywire Corp.	10,528	239
	AZZ Inc.	2,499	233
	Albany International Corp. Class A	2,798	232
	ArcBest Corp.	1,982	228

Vanguard® Russell 3000 Index Fund
		Shares	Market Value ($000)
*	StoneCo. Ltd. Class A	23,979	227
	ICF International Inc.	1,631	226
	Enerpac Tool Group Corp.	4,625	223
	Standex International Corp.	1,059	220
	Hillenbrand Inc.	6,405	218
	Werner Enterprises Inc.	5,342	218
*	Payoneer Global Inc.	19,966	218
*	Leonardo DRS Inc.	6,242	217
*	AAR Corp.	3,105	216
*	Remitly Global Inc.	10,526	216
*	WNS Holdings Ltd.	3,860	209
	EVERTEC Inc.	5,765	208
*	Hillman Solutions Corp.	18,287	208
*	NCR Atleos Corp.	6,334	208
	Powell Industries Inc.	752	201
*	Gibraltar Industries Inc.	2,748	199
	Scorpio Tankers Inc.	3,926	199
	Kennametal Inc.	6,832	196
*	Hayward Holdings Inc.	12,117	196
*	Masterbrand Inc.	11,257	195
	Alamo Group Inc.	957	191
*	MYR Group Inc.	1,208	191
	Barnes Group Inc.	3,863	181
*	IES Holdings Inc.	583	181
*	CoreCivic Inc.	7,842	175
*	O-I Glass Inc.	13,838	174
	Helios Technologies Inc.	3,142	164
*	Marqeta Inc. Class A	41,281	160
*	Mercury Systems Inc.	3,842	158
*	Archer Aviation Inc. Class A	16,448	157
	ADT Inc.	20,534	156
*	Huron Consulting Group Inc.	1,248	153
	Vestis Corp.	9,329	150
	Tennant Co.	1,689	149
*	Upwork Inc.	8,747	148
	Greenbrier Cos. Inc.	2,163	147
*	AvidXchange Holdings Inc.	12,382	142
	H&E Equipment Services Inc.	2,365	141
	VSE Corp.	1,161	136
	Argan Inc.	868	135
	Apogee Enterprises Inc.	1,517	128
	Tecnoglass Inc.	1,581	128
	International Seaways Inc.	3,180	124
	United States Lime & Minerals Inc.	800	122
*	PureCycle Technologies Inc.	8,906	118
*	Donnelley Financial Solutions Inc.	1,905	115
	Schneider National Inc. Class B	3,324	112
	REV Group Inc.	3,581	111
	Lindsay Corp.	818	109
*	Enovix Corp.	11,454	106
	Greif Inc. Class B	1,384	105
*	American Woodmark Corp.	1,145	104
*	Triumph Group Inc.	5,386	104
*	First Advantage Corp.	5,284	102
*	PagSeguro Digital Ltd. Class A	13,333	98
	Napco Security Technologies Inc.	2,469	97
	CRA International Inc.	490	96
	Quanex Building Products Corp.	3,224	96
*	Cimpress plc	1,201	96
	SFL Corp. Ltd.	8,711	92
*	Blue Bird Corp.	2,244	91
	Pitney Bowes Inc.	11,314	91
	Greif Inc. Class A	1,258	89
*	NV5 Global Inc.	4,092	89
	DHT Holdings Inc.	9,381	88
*	Vicor Corp.	1,622	86
*	Legalzoom.com Inc.	10,739	85
	Golden Ocean Group Ltd.	8,549	85
*	Proto Labs Inc.	2,016	83
*	Tutor Perini Corp.	3,047	83

Vanguard® Russell 3000 Index Fund
		Shares	Market Value ($000)
*	Air Transport Services Group Inc.	3,715	82
	Barrett Business Services Inc.	1,900	82
*	BlueLinx Holdings Inc.	641	81
	Deluxe Corp.	3,454	80
	Columbus McKinnon Corp.	1,989	78
	Kforce Inc.	1,298	78
	TriMas Corp.	2,877	76
*	Janus International Group Inc.	9,964	75
*	Limbach Holdings Inc.	741	74
*	BrightView Holdings Inc.	4,249	73
*	Thermon Group Holdings Inc.	2,274	72
*	CECO Environmental Corp.	2,225	71
	Marten Transport Ltd.	4,057	71
*	Sezzle Inc.	167	71
*	Forward Air Corp.	1,912	70
*	JELD-WEN Holding Inc.	6,444	70
	Gorman-Rupp Co.	1,621	69
*	AMN Healthcare Services Inc.	2,665	69
	Teekay Tankers Ltd. Class A	1,723	69
*	Loar Holdings Inc.	735	68
*	Ducommun Inc.	1,002	67
*	Transcat Inc.	639	67
	Heidrick & Struggles International Inc.	1,388	64
*	Great Lakes Dredge & Dock Corp.	4,973	63
	Miller Industries Inc.	858	63
*	DXP Enterprises Inc.	844	62
	Dorian LPG Ltd.	2,520	62
	FTAI Infrastructure Inc.	7,207	62
	Bel Fuse Inc. Class B	765	61
	Cadre Holdings Inc.	1,837	61
*	Aspen Aerogels Inc.	4,075	60
*	Energy Recovery Inc.	3,882	60
	Wabash National Corp.	3,024	60
	Astec Industries Inc.	1,539	59
	National Presto Industries Inc.	743	59
*	Moneylion Inc.	596	55
*	V2X Inc.	899	54
*	Repay Holdings Corp.	6,396	52
	Willis Lease Finance Corp.	239	52
*	International Money Express Inc.	2,430	51
*	ZipRecruiter Inc. Class A	5,596	50
	Flex LNG Ltd.	2,043	49
	Genco Shipping & Trading Ltd.	3,052	48
	Cass Information Systems Inc.	1,046	47
	Hyster-Yale Inc.	827	47
	Mesa Laboratories Inc.	397	47
*	Paysafe Ltd.	2,353	47
	Pactiv Evergreen Inc.	3,374	46
	Douglas Dynamics Inc.	1,728	45
	LSI Industries Inc.	2,216	45
*	Willdan Group Inc.	1,020	45
*	Intuitive Machines Inc.	2,669	44
*	Conduent Inc.	11,184	42
	Insteel Industries Inc.	1,413	42
*	Montrose Environmental Group Inc.	2,238	42
	Heartland Express Inc.	3,236	41
*	Green Dot Corp. Class A	3,857	40
	Nordic American Tankers Ltd.	15,071	40
*	Hyliion Holdings Corp.	10,961	40
*	Pagaya Technologies Ltd. Class A	3,633	40
*	I3 Verticals Inc. Class A	1,578	39
	Costamare Inc.	2,899	38
*	Cantaloupe Inc.	4,230	38
	Ennis Inc.	1,739	37
	Covenant Logistics Group Inc.	616	36
*	FARO Technologies Inc.	1,357	36
	Shyft Group Inc.	2,543	36
	Ardagh Metal Packaging SA	9,888	36
	Ardmore Shipping Corp.	3,012	34
*	Evolv Technologies Holdings Inc.	8,370	34

Vanguard® Russell 3000 Index Fund
		Shares	Market Value ($000)
	Kelly Services Inc. Class A	2,270	33
	Myers Industries Inc.	2,730	32
*	Graham Corp.	718	32
*	Advantage Solutions Inc.	9,015	32
	Allient Inc.	1,199	31
*	Astronics Corp.	1,888	30
*	Franklin Covey Co.	826	30
	CompoSecure Inc. Class A	1,788	29
*	Teekay Corp. Ltd.	3,889	29
*	Distribution Solutions Group Inc.	697	27
*	Ranpak Holdings Corp.	3,411	27
*	Bowman Consulting Group Ltd.	948	26
*	Spire Global Inc.	1,566	26
	Luxfer Holdings plc	1,767	25
*	Cross Country Healthcare Inc.	2,216	24
*	Titan International Inc.	3,265	24
*	Custom Truck One Source Inc.	4,028	24
	Park Aerospace Corp.	1,529	23
*	Byrna Technologies Inc.	1,209	23
*	Blade Air Mobility Inc.	4,858	23
*	Manitowoc Co. Inc.	2,112	22
	Preformed Line Products Co.	161	22
*	Redwire Corp.	1,601	22
	Resources Connection Inc.	2,449	21
*	Titan Machinery Inc.	1,371	21
	Universal Logistics Holdings Inc.	411	21
*	Vishay Precision Group Inc.	928	21
*	CryoPort Inc.	2,772	20
*	Mayville Engineering Co. Inc.	1,188	20
*	Hudson Technologies Inc.	3,145	19
*	Orion Group Holdings Inc.	2,127	19
	Karat Packaging Inc.	611	19
*	Centuri Holdings Inc.	953	19
*	L B Foster Co. Class A	638	18
*	Target Hospitality Corp.	2,207	18
*	Priority Technology Holdings Inc.	1,915	18
*	Aersale Corp.	2,791	18
*	Radiant Logistics Inc.	2,268	17
	Safe Bulkers Inc.	4,305	17
	Park-Ohio Holdings Corp.	499	16
*	Atlanticus Holdings Corp.	271	16
*	Smith-Midland Corp.	321	16
*	Gencor Industries Inc.	618	14
	Kronos Worldwide Inc.	1,265	14
*	TrueBlue Inc.	1,922	14
*	IBEX Holdings Ltd.	659	14
	Quad/Graphics Inc.	1,804	13
	Alta Equipment Group Inc.	1,627	13
*	Performant Financial Corp.	4,180	13
	Himalaya Shipping Ltd.	2,120	13
*	Forrester Research Inc.	688	12
*	Mistras Group Inc.	1,253	12
	Pangaea Logistics Solutions Ltd.	2,203	12
*	Sky Harbour Group Corp.	1,044	12
*	Proficient Auto Logistics Inc.	1,126	12
*	Acacia Research Corp.	2,318	11
	Eastern Co.	376	11
	Bel Fuse Inc. Class A	117	11
*	BlackSky Technology Inc.	919	11
*	Concrete Pumping Holdings Inc.	1,463	10
	Twin Disc Inc.	834	10
*	VirTra Inc.	1,227	10
*	CS Disco Inc.	1,646	10
*	Taylor Devices Inc.	216	10
*	Paysign Inc.	2,701	9
*	SoundThinking Inc.	693	9
*	CPI Card Group Inc.	267	9
*	Core Molding Technologies Inc.	472	8
*	Caesarstone Ltd.	1,861	8
*	Ispire Technology Inc.	1,245	8

Vanguard® Russell 3000 Index Fund
		Shares	Market Value ($000)
*	Virgin Galactic Holdings Inc.	1,115	8
*	Standardaero Inc.	278	8
*	PAM Transportation Services Inc.	385	7
	Ardagh Group SA	848	7
*	Ultralife Corp.	899	7
	EVI Industries Inc.	295	6
	TTEC Holdings Inc.	1,162	6
*	Commercial Vehicle Group Inc.	1,955	5
	Hirequest Inc.	327	5
*	374Water Inc.	3,713	4
			620,986
Other (0.0%)[5]
*,3	Aduro Biotech Inc. CVR	656	—
*,3	Empire Resorts Inc.	229	—
			—
Real Estate (2.7%)
	Prologis Inc.	74,055	8,648
	American Tower Corp.	37,488	7,835
	Equinix Inc.	7,600	7,459
	Welltower Inc.	48,426	6,692
	Digital Realty Trust Inc.	25,850	5,059
	Simon Property Group Inc.	25,872	4,750
	Public Storage	12,712	4,424
	Realty Income Corp.	69,692	4,034
	Crown Castle Inc.	35,141	3,734
*	CBRE Group Inc. Class A	24,613	3,446
	Iron Mountain Inc.	23,415	2,896
	Extra Space Storage Inc.	16,835	2,878
	AvalonBay Communities Inc.	11,371	2,676
	VICI Properties Inc.	81,911	2,671
*	CoStar Group Inc.	32,587	2,651
	Equity Residential	30,266	2,320
	Ventas Inc.	32,542	2,085
	SBA Communications Corp.	8,637	1,954
	Weyerhaeuser Co.	58,853	1,899
	Invitation Homes Inc.	48,984	1,678
	Essex Property Trust Inc.	5,065	1,572
	Alexandria Real Estate Equities Inc.	13,797	1,521
	Mid-America Apartment Communities Inc.	9,175	1,506
	Kimco Realty Corp.	51,707	1,322
	Sun Communities Inc.	9,951	1,257
	Healthpeak Properties Inc.	55,160	1,213
	UDR Inc.	25,569	1,173
	Regency Centers Corp.	14,754	1,115
*	Jones Lang LaSalle Inc.	3,863	1,084
	Equity LifeStyle Properties Inc.	14,969	1,068
	Gaming & Leisure Properties Inc.	20,497	1,058
	American Homes 4 Rent Class A	26,920	1,031
	BXP Inc.	12,413	1,018
	Camden Property Trust	8,070	1,015
	Host Hotels & Resorts Inc.	53,990	994
	WP Carey Inc.	17,017	971
	Lamar Advertising Co. Class A	6,772	908
*	Zillow Group Inc. Class C	10,703	907
	CubeSmart	17,491	867
	Omega Healthcare Investors Inc.	19,794	804
	Federal Realty Investment Trust	6,451	753
	Rexford Industrial Realty Inc.	17,502	736
	Brixmor Property Group Inc.	23,753	714
	EastGroup Properties Inc.	3,850	663
	NNN REIT Inc.	14,329	630
	Vornado Realty Trust	14,426	621
	Agree Realty Corp.	7,806	600
	Healthcare Realty Trust Inc.	31,453	576
	Americold Realty Trust Inc.	23,525	561
	First Industrial Realty Trust Inc.	10,463	559
	Ryman Hospitality Properties Inc.	4,671	548
	STAG Industrial Inc.	14,567	536
*	Zillow Group Inc. Class A	6,147	501

Vanguard® Russell 3000 Index Fund
		Shares	Market Value ($000)
	Essential Properties Realty Trust Inc.	14,089	480
	Kite Realty Group Trust	17,128	472
	Terreno Realty Corp.	7,698	467
	SL Green Realty Corp.	5,809	454
	Kilroy Realty Corp.	9,970	414
	Cousins Properties Inc.	13,018	413
	Independence Realty Trust Inc.	18,659	408
	Phillips Edison & Co. Inc.	10,302	407
	Rayonier Inc.	12,530	399
	Macerich Co.	18,276	388
	CareTrust REIT Inc.	12,571	374
	Sabra Health Care REIT Inc.	19,509	365
	Tanger Inc.	9,115	337
	Lineage Inc.	5,049	320
	PotlatchDeltic Corp.	6,856	307
*	Cushman & Wakefield plc	19,575	299
	HA Sustainable Infrastructure Capital Inc.	9,425	296
	Highwoods Properties Inc.	8,986	292
	COPT Defense Properties	8,676	286
	Broadstone Net Lease Inc.	16,343	286
	EPR Properties	6,246	283
	Apple Hospitality REIT Inc.	17,352	280
	National Health Investors Inc.	3,632	278
	Douglas Emmett Inc.	14,187	275
	National Storage Affiliates Trust	6,086	274
*	GEO Group Inc.	9,360	267
	Innovative Industrial Properties Inc.	2,397	261
	Park Hotels & Resorts Inc.	16,802	261
	Acadia Realty Trust	9,576	248
	LXP Industrial Trust	25,458	238
	Four Corners Property Trust Inc.	7,893	235
	Outfront Media Inc.	12,210	235
	Medical Properties Trust Inc.	50,952	224
*	Howard Hughes Holdings Inc.	2,480	215
	American Healthcare REIT Inc.	7,120	212
	Urban Edge Properties	8,643	199
*	Compass Inc. Class A	27,535	195
	InvenTrust Properties Corp.	6,176	191
	St. Joe Co.	3,325	170
*	Curbline Properties Corp.	6,854	166
	Global Net Lease Inc.	21,891	162
	Sunstone Hotel Investors Inc.	14,528	156
	Retail Opportunity Investments Corp.	8,830	154
	DigitalBridge Group Inc.	11,467	150
	DiamondRock Hospitality Co.	15,743	146
	Newmark Group Inc. Class A	9,377	145
	Alexander & Baldwin Inc.	7,288	143
	Getty Realty Corp.	3,911	129
	LTC Properties Inc.	3,110	120
	Pebblebrook Hotel Trust	8,350	116
	Elme Communities	6,618	112
	RLJ Lodging Trust	10,883	111
	Xenia Hotels & Resorts Inc.	7,243	111
	Empire State Realty Trust Inc. Class A	9,769	107
	JBG SMITH Properties	6,233	107
	Uniti Group Inc.	18,131	107
	Veris Residential Inc.	5,826	106
*	Opendoor Technologies Inc.	44,887	105
	Brandywine Realty Trust	17,993	101
	Kennedy-Wilson Holdings Inc.	8,642	100
	American Assets Trust Inc.	3,293	94
*	Apartment Investment & Management Co. Class A	10,611	94
	UMH Properties Inc.	4,804	92
	NETSTREIT Corp.	5,671	92
	Plymouth Industrial REIT Inc.	4,873	91
	Easterly Government Properties Inc.	7,222	89
	Piedmont Office Realty Trust Inc. Class A	9,138	87
	Safehold Inc.	3,851	82
*	Redfin Corp.	8,526	81
	Centerspace	1,113	81

Vanguard® Russell 3000 Index Fund
		Shares	Market Value ($000)
	eXp World Holdings Inc.	5,761	80
	NexPoint Residential Trust Inc.	1,701	80
	Marcus & Millichap Inc.	1,613	67
	Paramount Group Inc.	13,499	66
	Saul Centers Inc.	1,489	61
	CBL & Associates Properties Inc.	1,753	54
	SITE Centers Corp.	3,427	53
	Gladstone Commercial Corp.	2,971	52
	Armada Hoffler Properties Inc.	4,640	51
	Whitestone REIT	3,328	49
	Summit Hotel Properties Inc.	7,101	47
	Gladstone Land Corp.	3,808	46
*	Forestar Group Inc.	1,486	44
	Diversified Healthcare Trust	16,657	43
	Global Medical REIT Inc.	4,697	42
	One Liberty Properties Inc.	1,388	42
*	FRP Holdings Inc.	1,158	37
	Farmland Partners Inc.	2,872	37
	Hudson Pacific Properties Inc.	9,239	36
*	Anywhere Real Estate Inc.	7,081	35
	Universal Health Realty Income Trust	833	35
*	Real Brokerage Inc.	6,685	35
	Alexander's Inc.	148	33
	Ares Commercial Real Estate Corp.	4,620	33
	Community Healthcare Trust Inc.	1,756	33
	Service Properties Trust	11,768	33
	Peakstone Realty Trust REIT	2,370	33
	CTO Realty Growth Inc.	1,570	32
	NET Lease Office Properties	948	31
	Chatham Lodging Trust	3,272	30
*	Tejon Ranch Co.	1,834	30
	RMR Group Inc. Class A	1,044	23
	Postal Realty Trust Inc. Class A	1,613	23
	Alpine Income Property Trust Inc.	1,042	19
*	Seaport Entertainment Group Inc.	557	19
	City Office REIT Inc.	3,154	18
	Industrial Logistics Properties Trust	4,670	18
	Braemar Hotels & Resorts Inc.	4,387	16
	BRT Apartments Corp.	794	16
	Orion Office REIT Inc.	3,807	16
*	RE/MAX Holdings Inc. Class A	1,114	15
*	Star Holdings	1,237	14
	Franklin Street Properties Corp.	6,919	13
*	Maui Land & Pineapple Co. Inc.	466	11
	Strawberry Fields REIT Inc.	854	11
*	Stratus Properties Inc.	305	8
	Clipper Realty Inc.	1,258	6
*	Transcontinental Realty Investors Inc.	137	4
*	FrontView REIT Inc.	113	2
			127,365
Technology (32.8%)
	Apple Inc.	1,166,206	276,776
	NVIDIA Corp.	1,877,409	259,552
	Microsoft Corp.	596,565	252,621
	Meta Platforms Inc. Class A	175,780	100,954
	Alphabet Inc. Class A	471,743	79,701
	Alphabet Inc. Class C	394,892	67,325
	Broadcom Inc.	364,772	59,122
	Salesforce Inc.	75,195	24,814
	Oracle Corp.	125,992	23,288
*	Adobe Inc.	35,563	18,348
*	Advanced Micro Devices Inc.	129,081	17,707
*	ServiceNow Inc.	16,484	17,299
	International Business Machines Corp.	73,578	16,732
	Texas Instruments Inc.	72,965	14,668
	QUALCOMM Inc.	89,514	14,191
	Intuit Inc.	21,885	14,044
	Applied Materials Inc.	66,632	11,641
*	Palantir Technologies Inc. Class A	161,318	10,821

Vanguard® Russell 3000 Index Fund
		Shares	Market Value ($000)
*	Palo Alto Networks Inc.	24,690	9,575
	Analog Devices Inc.	39,717	8,660
	Micron Technology Inc.	88,372	8,656
	Intel Corp.	341,675	8,217
	Lam Research Corp.	104,535	7,723
*	AppLovin Corp. Class A	21,021	7,079
	KLA Corp.	10,778	6,974
	Amphenol Corp. Class A	94,467	6,863
*	Synopsys Inc.	12,217	6,823
*	Cadence Design Systems Inc.	21,837	6,700
	Marvell Technology Inc.	68,708	6,369
*	Crowdstrike Holdings Inc. Class A	18,182	6,290
*	Autodesk Inc.	17,264	5,039
*	DoorDash Inc. Class A	27,847	5,026
*	MicroStrategy Inc. Class A	12,549	4,862
	Roper Technologies Inc.	8,549	4,843
*	Fortinet Inc.	50,507	4,801
*	Snowflake Inc. Class A	25,319	4,426
*	Workday Inc. Class A	16,945	4,236
	Vertiv Holdings Co. Class A	28,742	3,667
*	Datadog Inc. Class A	23,930	3,655
*	Atlassian Corp. Class A	12,548	3,307
	Cognizant Technology Solutions Corp. Class A	39,833	3,206
*	Gartner Inc.	6,006	3,111
	Corning Inc.	61,714	3,004
	Microchip Technology Inc.	42,424	2,892
*	HubSpot Inc.	3,927	2,832
	Dell Technologies Inc. Class C	21,838	2,786
	HP Inc.	78,606	2,785
*	ON Semiconductor Corp.	34,466	2,451
*	ANSYS Inc.	6,962	2,444
*	Cloudflare Inc. Class A	24,032	2,399
*	GoDaddy Inc. Class A	11,311	2,235
	Hewlett Packard Enterprise Co.	104,509	2,218
	Monolithic Power Systems Inc.	3,784	2,148
*	Tyler Technologies Inc.	3,393	2,135
	NetApp Inc.	16,596	2,035
*	Western Digital Corp.	26,218	1,914
	CDW Corp.	10,742	1,890
*	PTC Inc.	9,359	1,872
*	MongoDB Inc.	5,687	1,834
	Leidos Holdings Inc.	10,827	1,791
*	Zoom Communications Inc.	21,028	1,739
*	Toast Inc. Class A	35,543	1,548
*	Zscaler Inc.	7,428	1,535
*	Pinterest Inc. Class A	48,196	1,461
*	Twilio Inc. Class A	13,688	1,431
*	Manhattan Associates Inc.	4,947	1,412
	Teradyne Inc.	12,689	1,396
	Gen Digital Inc. (XNGS)	43,073	1,329
*	Guidewire Software Inc.	6,537	1,326
*	Pure Storage Inc. Class A	24,981	1,324
	SS&C Technologies Holdings Inc.	17,118	1,324
*	Dynatrace Inc.	23,351	1,312
*	DocuSign Inc.	16,400	1,307
*	Super Micro Computer Inc. (XNGS)	39,751	1,297
*	Nutanix Inc. Class A	19,408	1,267
	Entegris Inc.	11,864	1,253
*	VeriSign Inc.	6,547	1,225
	Jabil Inc.	8,885	1,207
*	F5 Inc.	4,610	1,154
*	Akamai Technologies Inc.	12,100	1,138
	Skyworks Solutions Inc.	12,696	1,112
*	EPAM Systems Inc.	4,450	1,085
*	Coherent Corp.	10,754	1,077
*	Okta Inc.	12,962	1,005
*	Dayforce Inc.	12,048	964
	Paycom Software Inc.	4,140	960
*	CACI International Inc. Class A	1,744	802
	Amdocs Ltd.	9,106	790

Vanguard® Russell 3000 Index Fund
		Shares	Market Value ($000)
*	Globant SA	3,420	779
*	Elastic NV	6,686	732
	TD SYNNEX Corp.	5,928	705
*	Procore Technologies Inc.	8,594	698
*	Match Group Inc.	21,047	689
*	Fabrinet	2,919	685
*	Onto Innovation Inc.	3,996	656
*	Kyndryl Holdings Inc.	18,754	651
	KBR Inc.	10,671	649
*	Lattice Semiconductor Corp.	11,190	635
*	SentinelOne Inc. Class A	22,560	631
*	Confluent Inc. Class A	20,348	628
*	Gitlab Inc. Class A	9,773	623
*	Maplebear Inc.	14,261	623
	Universal Display Corp.	3,753	617
*	Smartsheet Inc. Class A	10,866	608
*	CommVault Systems Inc.	3,505	601
*	Unity Software Inc.	24,847	599
*	MACOM Technology Solutions Holdings Inc.	4,476	595
*	IonQ Inc.	15,839	578
*	SPS Commerce Inc.	2,926	565
	Bentley Systems Inc. Class B	11,405	565
*	Aspen Technology Inc.	2,152	538
*	Qorvo Inc.	7,557	522
	Science Applications International Corp.	4,192	521
*	UiPath Inc. Class A	36,527	519
*	Dropbox Inc. Class A	18,552	513
*	Credo Technology Group Holding Ltd.	10,445	511
*	Rambus Inc.	8,677	502
*	Novanta Inc.	2,950	493
*	Q2 Holdings Inc.	4,707	493
*	Altair Engineering Inc. Class A	4,650	491
*	Arrow Electronics Inc.	4,086	491
*	Appfolio Inc. Class A	1,859	472
*	Qualys Inc.	3,067	471
*	CCC Intelligent Solutions Holdings Inc.	36,876	465
*	Cirrus Logic Inc.	4,356	455
*	Varonis Systems Inc.	8,941	447
*	Tenable Holdings Inc.	9,696	407
*	Box Inc. Class A	11,547	405
*	Workiva Inc.	4,075	396
	Avnet Inc.	7,201	394
*	Plexus Corp.	2,349	386
	Dolby Laboratories Inc. Class A	4,726	370
	Advanced Energy Industries Inc.	3,197	368
*	HashiCorp Inc. Class A	10,867	365
*	Parsons Corp.	3,757	360
*	Impinj Inc.	1,869	359
*	Sanmina Corp.	4,515	359
	Pegasystems Inc.	3,734	355
*	Semtech Corp.	5,481	351
*	Insight Enterprises Inc.	2,202	345
*	GLOBALFOUNDRIES Inc.	7,976	345
*	DXC Technology Co.	14,970	337
	Dun & Bradstreet Holdings Inc.	25,706	326
	Power Integrations Inc.	4,827	316
*	Zeta Global Holdings Corp. Class A	14,707	313
*	IAC Inc.	6,563	311
*	Sitime Corp.	1,459	310
*	Silicon Laboratories Inc.	2,746	304
*	Blackline Inc.	4,661	289
*	Cargurus Inc.	7,642	289
*	nCino Inc.	6,825	287
*	ZoomInfo Technologies Inc.	26,039	285
*	Blackbaud Inc.	3,385	284
*	Cleanspark Inc.	18,747	269
*	Freshworks Inc. Class A	16,623	266
*	Alarm.com Holdings Inc.	4,063	265
*	Synaptics Inc.	3,275	263
*	Agilysys Inc.	1,948	262

Vanguard® Russell 3000 Index Fund
		Shares	Market Value ($000)
*	FormFactor Inc.	6,529	262
*	RingCentral Inc. Class A	6,915	260
*	Five9 Inc.	6,259	258
*	Diodes Inc.	3,921	255
*	Teradata Corp.	8,236	255
*	Core Scientific Inc.	14,263	255
*	DoubleVerify Holdings Inc.	12,331	251
	Amkor Technology Inc.	9,407	249
	Progress Software Corp.	3,600	246
*	Vertex Inc. Class A	4,493	244
*	Ambarella Inc.	3,215	230
	Kulicke & Soffa Industries Inc.	4,758	230
*	Braze Inc. Class A	5,801	230
*	Rapid7 Inc.	5,270	225
*	Allegro MicroSystems Inc.	10,302	224
*	C3.ai Inc. Class A	5,927	220
	Vishay Intertechnology Inc.	11,445	219
*	Yelp Inc.	5,706	218
*	PAR Technology Corp.	2,650	215
*	Ziff Davis Inc.	3,590	211
*	DigitalOcean Holdings Inc.	5,504	210
*	Clarivate plc	35,704	205
*,1	SoundHound AI Inc. Class A	21,939	204
*	Axcelis Technologies Inc.	2,677	199
*	IPG Photonics Corp.	2,528	197
	Clear Secure Inc. Class A	7,383	191
*	NCR Voyix Corp.	13,040	189
*	ePlus Inc.	2,294	186
*	TTM Technologies Inc.	7,510	183
*	PagerDuty Inc.	8,515	181
	Concentrix Corp.	3,969	178
*	Rogers Corp.	1,696	176
*	LiveRamp Holdings Inc.	5,755	175
*	Intapp Inc.	2,786	174
*	Astera Labs Inc.	1,556	161
*	Alkami Technology Inc.	4,038	159
*	Hut 8 Corp.	5,634	158
*	AvePoint Inc.	8,905	157
*	Magnite Inc.	9,234	155
*	Informatica Inc. Class A	5,857	155
*,1	Trump Media & Technology Group Corp.	4,131	131
	Benchmark Electronics Inc.	2,691	130
*	Terawulf Inc.	16,161	128
	CTS Corp.	2,209	121
*	Ultra Clean Holdings Inc.	3,146	121
	CSG Systems International Inc.	2,177	119
*	Sprout Social Inc. Class A	3,718	119
*	Verint Systems Inc.	4,595	116
*	Appian Corp. Class A	3,016	114
*	Photronics Inc.	4,588	114
*	NetScout Systems Inc.	5,169	113
*	Veeco Instruments Inc.	3,929	110
	Adeia Inc.	8,153	99
*	Zuora Inc. Class A	9,603	95
*	Matterport Inc.	19,956	95
*	ScanSource Inc.	1,857	94
*	Paycor HCM Inc.	5,188	94
*	Schrodinger Inc.	4,131	93
*	Xometry Inc. Class A	2,990	93
*	MaxLinear Inc.	6,024	91
*	Innodata Inc.	2,210	91
*	NextNav Inc.	5,258	91
*	Asana Inc. Class A	5,859	90
*	Jamf Holding Corp.	6,005	88
*	Applied Digital Corp.	8,686	88
	A10 Networks Inc.	5,113	87
*	Wolfspeed Inc.	8,960	86
*	Cohu Inc.	3,165	84
*	Fastly Inc. Class A	9,920	84
*	Blend Labs Inc. Class A	16,184	83

Vanguard® Russell 3000 Index Fund
		Shares	Market Value ($000)
*	Diebold Nixdorf Inc.	1,765	82
*	Cipher Mining Inc.	12,138	81
*	PROS Holdings Inc.	3,350	78
	Xerox Holdings Corp.	8,406	77
*	Sprinklr Inc. Class A	9,298	77
*	Ichor Holdings Ltd.	2,296	75
*	Alpha & Omega Semiconductor Ltd.	1,781	74
*	Grid Dynamics Holdings Inc.	3,906	71
*	PDF Solutions Inc.	2,144	68
*	ACM Research Inc. Class A	3,974	68
*	Vimeo Inc.	10,464	68
*	Yext Inc.	7,965	66
*	Penguin Solutions Inc.	3,601	65
*	Couchbase Inc.	3,136	64
	Hackett Group Inc.	2,010	63
*	Planet Labs PBC	16,151	63
	Sapiens International Corp. NV	2,269	62
*	Olo Inc. Class A	8,486	62
*	indie Semiconductor Inc. Class A	11,690	61
*	Amplitude Inc. Class A	5,901	61
*	TechTarget Inc.	1,845	59
	PC Connection Inc.	793	58
	SolarWinds Corp.	4,313	58
	Shutterstock Inc.	1,758	56
*	Bumble Inc. Class A	6,422	56
*	N-able Inc.	4,959	52
*	PubMatic Inc. Class A	3,169	51
*	CEVA Inc.	1,626	48
*	OneSpan Inc.	2,627	48
	Climb Global Solutions Inc.	359	48
*	MeridianLink Inc.	2,036	48
*	E2open Parent Holdings Inc.	15,259	46
*	Digimarc Corp.	1,151	39
*	NerdWallet Inc. Class A	2,770	39
*	Ibotta Inc. Class A	536	39
*	Daktronics Inc.	2,427	37
*	Weave Communications Inc.	2,715	37
*	Bandwidth Inc. Class A	1,703	36
*	SEMrush Holdings Inc. Class A	2,657	36
*	Enfusion Inc. Class A	3,640	36
*	nLight Inc.	3,246	35
*	EverQuote Inc. Class A	1,754	34
*	Unisys Corp.	4,230	34
*	BigCommerce Holdings Inc. Series 1	4,595	34
*	Mitek Systems Inc.	3,576	33
	Simulations Plus Inc.	1,036	33
*	Red Violet Inc.	895	33
*	Bit Digital Inc.	7,171	33
*	Kimball Electronics Inc.	1,555	31
*	Rigetti Computing Inc.	10,250	31
*	Viant Technology Inc. Class A	1,569	30
*	Nextdoor Holdings Inc.	12,477	30
*	Ouster Inc.	3,031	30
*	Mediaalpha Inc. Class A	2,323	29
*	Consensus Cloud Solutions Inc.	1,173	29
*	3D Systems Corp.	9,178	27
*	SmartRent Inc.	15,486	27
*,1	Navitas Semiconductor Corp.	9,651	27
*	D-Wave Quantum Inc.	8,762	26
*	Grindr Inc.	1,730	26
*	TrueCar Inc.	5,914	25
	Logility Supply Chain Solutions Inc.	2,322	24
	Methode Electronics Inc.	2,229	24
	NVE Corp.	294	23
*	Aehr Test Systems	1,923	23
*	Cerence Inc.	3,143	23
*	Innovid Corp.	7,557	23
*	Asure Software Inc.	2,258	22
*	BigBear.ai Holdings Inc.	9,707	22
*	Getty Images Holdings Inc.	7,282	21

Vanguard® Russell 3000 Index Fund
		Shares	Market Value ($000)
*	Life360 Inc.	427	21
*	Eventbrite Inc. Class A	5,327	19
	ReposiTrak Inc.	837	19
*	Vivid Seats Inc. Class A	5,372	19
*	Domo Inc. Class B	1,888	18
*	Definitive Healthcare Corp.	3,815	18
*	Backblaze Inc. Class A	2,846	18
	Immersion Corp.	1,921	17
*	SkyWater Technology Inc.	2,182	17
*	EverCommerce Inc.	1,398	17
*	Arteris Inc.	1,965	17
*	Groupon Inc.	1,606	15
*	ON24 Inc.	2,209	15
*	AudioEye Inc.	529	14
*	Telos Corp.	3,974	14
*	MicroVision Inc.	14,665	13
*	Rackspace Technology Inc.	4,643	12
*	Tucows Inc. Class A	649	11
*	Kaltura Inc.	5,162	11
*	WM Technology Inc.	9,106	11
*	Everspin Technologies Inc.	1,607	10
	Richardson Electronics Ltd.	731	10
*	Digital Turbine Inc.	5,920	9
*	Rimini Street Inc.	3,927	8
*	QuickLogic Corp.	987	8
*	1stdibs.com Inc.	2,111	8
*	Rekor Systems Inc.	6,833	7
*	DLH Holdings Corp.	863	7
*	Aeva Technologies Inc.	1,565	7
*	Silvaco Group Inc.	718	6
*	eGain Corp.	1,020	5
*	FiscalNote Holdings Inc.	3,899	3
*,1	iLearningEngines Holdings Inc.	2,062	3
*	Onestream Inc.	83	2
*	Ingram Micro Holding Corp.	88	2
			1,543,692
Telecommunications (2.1%)
	Cisco Systems Inc.	325,254	19,258
	Verizon Communications Inc.	337,658	14,972
	AT&T Inc.	575,584	13,331
	Comcast Corp. Class A	307,881	13,297
	T-Mobile US Inc.	38,817	9,585
*	Arista Networks Inc.	20,710	8,405
	Motorola Solutions Inc.	13,197	6,595
*	Charter Communications Inc. Class A	7,535	2,991
	Juniper Networks Inc.	25,253	907
*	Ciena Corp.	11,548	805
*	Liberty Broadband Corp. Class C	8,456	720
*	Roku Inc.	10,387	717
*	Frontier Communications Parent Inc.	20,044	698
*	Lumen Technologies Inc.	80,001	587
*	Lumentum Holdings Inc.	5,571	484
	InterDigital Inc.	1,963	385
	Cogent Communications Holdings Inc.	3,775	310
	Iridium Communications Inc.	9,999	297
	Telephone & Data Systems Inc.	8,345	285
*	AST SpaceMobile Inc.	10,944	261
*	EchoStar Corp. Class A	9,993	253
*	Liberty Global Ltd. Class A	15,224	215
	Cable One Inc.	493	207
*	Liberty Global Ltd. Class C	13,477	197
*	Calix Inc.	5,417	176
*	Liberty Broadband Corp. Class A	1,907	161
*	Viavi Solutions Inc.	16,170	161
*	Extreme Networks Inc.	9,293	154
	Ubiquiti Inc.	324	112
*	Globalstar Inc.	56,270	110
*	Applied Optoelectronics Inc.	2,603	107
*,1	Infinera Corp.	15,296	101

Vanguard® Russell 3000 Index Fund
		Shares	Market Value ($000)
*	Harmonic Inc.	7,628	98
*	ViaSat Inc.	9,235	86
*	Digi International Inc.	2,498	83
*	CommScope Holding Co. Inc.	15,199	72
*	Liberty Latin America Ltd. Class C	8,923	62
	IDT Corp. Class B	1,131	58
*	Adtran Holdings Inc.	6,549	56
	Shenandoah Telecommunications Co.	3,870	52
*	NETGEAR Inc.	2,068	51
*	Liberty Latin America Ltd. Class A	6,862	48
*	Powerfleet Inc. NJ	6,357	45
*	Gogo Inc.	5,113	41
*	Anterix Inc.	881	31
*	Xperi Inc.	3,264	31
*	fuboTV Inc.	18,700	30
*	Consolidated Communications Holdings Inc.	5,712	27
*	Clearfield Inc.	861	26
*	Ooma Inc.	1,790	26
*	Lightwave Logic Inc.	9,127	26
*	8x8 Inc.	7,672	24
*	Ribbon Communications Inc.	6,111	24
	Spok Holdings Inc.	1,081	18
*	WideOpenWest Inc.	3,435	18
	ATN International Inc.	729	14
*	Aviat Networks Inc.	681	11
*,3	GCI Liberty Inc.	5,064	—
			97,902
Utilities (2.6%)
	NextEra Energy Inc.	165,182	12,995
	Southern Co.	87,902	7,835
	Waste Management Inc.	32,142	7,335
	Duke Energy Corp.	61,889	7,244
	Constellation Energy Corp.	25,352	6,504
	Sempra	50,492	4,730
	Vistra Corp.	27,710	4,429
	American Electric Power Co. Inc.	42,034	4,198
	Dominion Energy Inc.	67,595	3,971
	Public Service Enterprise Group Inc.	40,171	3,788
	PG&E Corp.	171,827	3,717
	Republic Services Inc.	16,413	3,583
	Xcel Energy Inc.	44,802	3,251
	Exelon Corp.	79,644	3,151
	Consolidated Edison Inc.	27,946	2,811
	Edison International	30,591	2,684
	Entergy Corp.	16,986	2,653
	WEC Energy Group Inc.	25,340	2,561
	American Water Works Co. Inc.	15,468	2,118
	PPL Corp.	59,437	2,076
	DTE Energy Co.	16,397	2,062
	Ameren Corp.	21,253	2,006
	FirstEnergy Corp.	45,446	1,934
	Eversource Energy	28,526	1,840
	Atmos Energy Corp.	11,663	1,765
	NRG Energy Inc.	16,591	1,686
	CMS Energy Corp.	23,748	1,655
	CenterPoint Energy Inc.	50,063	1,633
	NiSource Inc.	34,177	1,302
	Alliant Energy Corp.	20,374	1,288
	Evergy Inc.	17,262	1,116
*	Clean Harbors Inc.	4,131	1,074
	Pinnacle West Capital Corp.	8,944	838
	Essential Utilities Inc.	19,370	775
	AES Corp.	55,965	730
	OGE Energy Corp.	15,594	685
*	Casella Waste Systems Inc. Class A	4,766	540
	UGI Corp.	16,849	512
	IDACORP Inc.	3,902	462
	National Fuel Gas Co.	7,195	460
	Brookfield Infrastructure Corp. Class A (XTSE)	9,585	430

Vanguard® Russell 3000 Index Fund
		Shares	Market Value ($000)
	New Jersey Resources Corp.	8,127	419
	Southwest Gas Holdings Inc.	5,085	397
	Portland General Electric Co.	8,118	389
	Ormat Technologies Inc. (XNYS)	4,568	373
	Black Hills Corp.	5,704	365
	ONE Gas Inc.	4,684	365
	TXNM Energy Inc.	7,427	364
[1]	Brookfield Renewable Corp. Class A	11,125	355
	Spire Inc.	4,721	346
	MDU Resources Group Inc.	16,441	329
	MGE Energy Inc.	3,039	317
	Northwestern Energy Group Inc.	5,216	288
	American States Water Co.	3,346	285
	Chesapeake Utilities Corp.	2,109	278
	Avista Corp.	7,006	271
	ALLETE Inc.	4,149	269
	California Water Service Group	5,139	263
	Clearway Energy Inc. Class A	7,810	217
*	Sunrun Inc.	18,193	210
	SJW Group	3,306	184
	Avangrid Inc.	4,642	168
	Northwest Natural Holding Co.	3,708	162
*,1	NuScale Power Corp.	5,448	162
*	Hawaiian Electric Industries Inc.	12,927	134
	Unitil Corp.	2,110	127
	Middlesex Water Co.	1,539	101
	York Water Co.	2,086	75
	Clearway Energy Inc. Class C	2,068	61
	Aris Water Solutions Inc. Class A	1,895	51
*,1	Sunnova Energy International Inc.	7,569	42
*	Enviri Corp.	5,539	41
	Excelerate Energy Inc. Class A	1,070	33
	Consolidated Water Co. Ltd.	964	26
*	Pure Cycle Corp.	1,650	24
*	Altus Power Inc.	4,903	21
*	Net Power Inc.	1,534	20
	Genie Energy Ltd. Class B	1,165	18
*	Arq Inc.	1,882	14
*	Perma-Fix Environmental Services Inc.	956	14
	Global Water Resources Inc.	975	13
*	Cadiz Inc.	2,631	12
	RGC Resources Inc.	516	11
*	Quest Resource Holding Corp.	1,278	9
			124,050
Total Common Stocks (Cost $3,024,751)			4,698,743
Warrants (0.0%)
*,1	Pulse Biosciences Inc. Exp. 6/26/29	120	2
*,1	Pulse Biosciences Inc. Exp. 6/27/29	120	1
Total Warrants (Cost $—)			3

Vanguard® Russell 3000 Index Fund
		Shares	Market Value ($000)
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[6,7]	Vanguard Market Liquidity Fund, 4.651% (Cost $5,345)	53,457	5,345
Total Investments (99.9%) (Cost $3,030,096)			4,704,091
Other Assets and Liabilities—Net (0.1%)			4,091
Net Assets (100%)			4,708,182
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,251,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2024, the aggregate value was $82,000, representing 0.0% of net assets.
3	Security value determined using significant unobservable inputs.
4	Restricted securities totaling $3,000, representing 0.0% of net assets.
5	“Other” represents securities that are not classified by the fund’s benchmark index.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7	Collateral of $1,322,000 was received for securities on loan.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	December 2024	8	978	36
E-mini S&P 500 Index	December 2024	28	8,472	77
				113
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Vanguard® Russell 3000 Index Fund
The following table summarizes the market value of the fund’s investments and derivatives as of November 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	4,698,727	10	6	4,698,743
Warrants	—	3	—	3
Temporary Cash Investments	5,345	—	—	5,345
Total	4,704,072	13	6	4,704,091
Derivative Financial Instruments
Assets
Futures Contracts[1]	113	—	—	113
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.